UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: MARCH 31, 2022

ITEM 1. REPORTS TO SHAREHOLDERS

SEMI-ANNUAL REPORT March 31, 2022 (unaudited)

Biotech ETF	BBH
Digital Assets Mining ETF	DAM
Digital Transformation ETF	DAPP
Environmental Services ETF	EVX®
Gaming ETF	BJK®
Pharmaceutical ETF	PPH®
Retail ETF	RTH®
Semiconductor ETF	SMH®
Video Gaming and eSports ETF	ESPO®

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2022.

VANECK ETF TRUST

PRESIDENT’S LETTER

March 31, 2022 (unaudited)

Dear Fellow Shareholders:

The world has certainly changed since I wrote you at the end of September 2021. Our market outlook then was: growth investments (including crypto) were overvalued, value (especially commodity equities) was attractive and the U.S. Federal Reserve (Fed) would tap the brakes and not slam them so as to precipitate a recession. And that stocks would be “OK” in 2022. My view has not changed much.

The Economy

The global economy remains “hot”, fueled by the biggest stimulus seen since WWII. While commodity price inflation matters, the real concern about inflation and financial markets is wage inflation, a key driver of persistent inflation. It tends to be longer-lasting and may affect long-term interest rates. I believe that the tight labor conditions we have today will persist, even as the economy slows down, and we won’t really know the answer to the inflation-persistency question until the second half of 2022.

While China has been a large driver of global growth over the past 20 years, its economy has slowed. The jury remains out on just how long China’s slow-down may last and its depth. The question, then, is will Chinese policymakers stimulate the economy if growth slows too much? And, if they do, will they stimulate enough to keep being a driver of global growth.

Turning to the Fed, the question revolves around its possible actions. Short term, markets do not like Fed uncertainty and may continue to correct. However, I do not think the Fed will hit the brakes too hard by raising rates further than they have already indicated. If market seizes up, though, we may see positive Fed statements and a relief rally. We live in an era in which the Fed keeps an eye on the financial markets. We still see little reason why that would change.

Multi-Year Investment Themes

We continue to focus on two multi-year investment themes.

Energy and crypto were two of the best performing assets in 2021 and are two of the most interesting multi-year investment themes.

The first theme is the energy transition away from fossil fuels. We see this not only as being driven by government policy, but also by innovation in the private sector. In our resources portfolios, we’re looking for disruptive companies in the sectors that need to be more energy efficient. One is agriculture (which emits about as much CO2 as the energy sector). AgTech businesses are embracing technology to modernize agriculture, leading to higher crop yields, safer crop chemicals and other innovations in food production to provide healthy diets for the world’s growing population.

As the economy and demand for commodities grows, increasing supply has become harder. This is in part due to environmental, social and governance (ESG) policies in place, causing “greenflation” and a multi-year trend of price pressure. Finding supply sources like new copper, lithium or gold mines is harder because of, to a certain extent, the environmental impact of these activities. I think this supply issue will continue to underpin commodity prices, and this is why I believe that commodity equities remain an interesting investment that people should have in their portfolios.

The second theme is crypto, in particular, the use of blockchain in a large variety of industries and most especially in the field of “smart contracts.” New open source database technology is enabling incredibly rapid adoption and at much lower cost than traditional companies using prior generation technology. The fintech revolution that goes hand in hand with crypto is something we find really exciting. Of course, as with all growth, there are some over-valued companies, but we think it’s another interesting multi-year trend that investors should consider.

1

VANECK ETF TRUST

PRESIDENT’S LETTER
(unaudited) (continued)

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each the funds for the six month period ended March 31, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

April 6, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2021 to March 31, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2021 - March 31, 2022(a)
Biotech ETF
Actual	$1,000.00	$805.20	0.35%	$1.58
Hypothetical(b)	$1,000.00	$1,023.19	0.35%	$1.77
Digital Assets Mining ETF
Actual(c)	$1,000.00	$1,243.50	0.50%	$0.37
Hypothetical(b)	$1,000.00	$1,022.44	0.50%	$2.52
Digital Transformation ETF
Actual	$1,000.00	$719.80	0.50%	$2.14
Hypothetical(b)	$1,000.00	$1,022.44	0.50%	$2.52
Environmental Services ETF
Actual	$1,000.00	$1,060.70	0.55%	$2.83
Hypothetical(b)	$1,000.00	$1,022.19	0.55%	$2.77
Gaming ETF
Actual	$1,000.00	$834.30	0.62%	$2.84
Hypothetical(b)	$1,000.00	$1,021.84	0.62%	$3.13
Pharmaceutical ETF
Actual	$1,000.00	$1,105.70	0.35%	$1.84
Hypothetical(b)	$1,000.00	$1,023.19	0.35%	$1.77
Retail ETF
Actual	$1,000.00	$1,041.10	0.35%	$1.78
Hypothetical(b)	$1,000.00	$1,023.19	0.35%	$1.77
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2021 - March 31, 2022(a)
Semiconductor ETF
Actual	$1,000.00	$1,056.70	0.35%	$1.79
Hypothetical(b)	$1,000.00	$1,023.19	0.35%	$1.77
Video Gaming and eSports ETF
Actual	$1,000.00	$925.10	0.54%	$2.59
Hypothetical(b)	$1,000.00	$1,022.24	0.54%	$2.72

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
(c)	Expenses are equal to the Fund’s annualized expense ratio (for the period from March 8, 2022 (commencement of operations) to March 31, 2022) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
4

VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
China: 3.6%
BeiGene Ltd. (ADR) *	93,329	$17,601,849
Germany: 4.8%
BioNTech SE (ADR) *	134,505	22,941,173
Ireland: 3.2%
ICON Plc (USD) *	64,079	15,585,294
Switzerland: 1.2%
CRISPR Therapeutics AG (USD) *†	91,423	5,738,622
United States: 87.1%
10X Genomics, Inc. *	79,055	6,013,714
Alnylam Pharmaceuticals, Inc. *	100,006	16,329,980
Amgen, Inc.	259,315	62,707,553
Biogen, Inc. *	100,735	21,214,791
BioMarin Pharmaceutical, Inc. *	155,937	12,022,743
Bio-Techne Corp.	47,220	20,448,149
Charles River Laboratories International, Inc. *	56,779	16,123,533
Exact Sciences Corp. *	182,408	12,753,967
Gilead Sciences, Inc.	535,747	31,850,159
Guardant Health, Inc. *	97,300	6,445,152
Illumina, Inc. *	72,087	25,187,198
Incyte Corp. *	173,898	13,810,979
	Number of Shares	Value
United States (continued)
Intellia Therapeutics, Inc. *	78,228	$5,684,829
IQVIA Holdings, Inc. *	103,278	23,878,906
Moderna, Inc. *	213,242	36,733,067
Natera, Inc. *	113,254	4,607,173
Novavax, Inc. *	99,894	7,357,193
QIAGEN NV *	266,179	13,042,771
Regeneron Pharmaceuticals, Inc. *	45,596	31,845,158
Seagen, Inc. *	132,961	19,153,032
Vertex Pharmaceuticals, Inc. *	125,008	32,623,338
		419,833,385
Total Common Stocks (Cost: $515,186,201)		481,700,323

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $481,706)
Money Market Fund: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	481,706	481,706
Total Investments: 100.0% (Cost: $515,667,907)		482,182,029
Other assets less liabilities: 0.0%		92,631
NET ASSETS: 100.0%		$482,274,660

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,828,416.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	73.8%	$354,975,606
Health Care Services	1.3	6,445,152
Life Sciences Tools & Services	24.9	120,279,565
	100.0%	$481,700,323

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$481,700,323	$—	$—	$481,700,323
Money Market Fund	481,706	—	—	481,706
Total Investments	$482,182,029	$—	$—	$482,182,029

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

5

VANECK DIGITAL ASSETS MINING ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 8.2%
Iris Energy Ltd. (USD) *	10,452	$163,783
Mawson Infrastructure Group, Inc. (USD) *	17,786	90,886
		254,669
Canada: 18.5%
Bitfarms Ltd. (USD) *	34,787	130,452
DMG Blockchain Solutions, Inc. *	77,999	43,088
Hive Blockchain Technologies Ltd. (USD) *	89,421	190,467
Hut 8 Mining Corp. (USD) *	38,837	214,380
		578,387
China: 8.4%
BIT Mining Ltd. (ADR) *	17,694	49,366
Canaan, Inc. (ADR) *	28,752	156,123
Ebang International Holdings, Inc. (USD) *	47,660	55,286
		260,775
Germany: 5.8%
Northern Data AG # *	2,853	182,370
United Kingdom: 4.1%
Argo Blockchain Plc (ADR) *	12,962	127,805
	Number of Shares	Value
United States: 55.1%
Bit Digital, Inc. *	17,959	$64,652
Block, Inc. *	1,128	152,957
Cipher Mining, Inc. *	16,240	59,114
Cleanspark, Inc. *	10,811	133,732
Coinbase Global, Inc. *	706	134,041
Core Scientific, Inc. *	9,488	78,086
Galaxy Digital Holdings Ltd. (CAD) *	5,773	98,447
Greenidge Generation Holdings, Inc. *	4,817	41,426
Marathon Digital Holdings, Inc. *	10,927	305,410
Riot Blockchain, Inc. *	16,664	352,777
Silvergate Capital Corp. *	727	109,464
Stronghold Digital Mining, Inc. *	5,923	34,649
Terawulf, Inc. *	10,884	91,426
Voyager Digital Ltd. (CAD) *	11,226	60,307
		1,716,488
Total Common Stocks (Cost: $2,849,321)		3,120,494
Total Investments: 100.1% (Cost: $2,849,321)		3,120,494
Liabilities in excess of other assets: (0.1)%		(2,733)
NET ASSETS: 100.0%		$3,117,761

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $182,370 which represents 5.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Financials	10.9%	$341,952
Information Technology	89.1	2,778,542
	100.0%	$3,120,494

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$254,669	$—	$—	$254,669
Canada	578,387	—	—	578,387
China	260,775	—	—	260,775
Germany	—	182,370	—	182,370
United Kingdom	127,805	—	—	127,805
United States	1,716,488	—	—	1,716,488
Total Investments	$2,938,124	$182,370	$—	$3,120,494

See Notes to Financial Statements

6

VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 5.7%
Iris Energy Ltd. (USD) *	163,397	$2,560,431
Mawson Infrastructure Group, Inc. (USD) *	251,527	1,285,303
		3,845,734
Canada: 12.8%
Bitfarms Ltd. (USD) * †	741,908	2,782,155
Hive Blockchain Technologies Ltd. (USD) *	1,440,178	3,067,579
Hut 8 Mining Corp. (USD) *	477,509	2,635,850
		8,485,584
China: 5.0%
BIT Mining Ltd. (ADR) *	238,132	664,388
Canaan, Inc. (ADR) * †	493,481	2,679,602
		3,343,990
Germany: 6.2%
Bitcoin Group SE # *	18,280	778,389
Northern Data AG # *	51,953	3,320,947
		4,099,336
Jersey, Channel Islands: 1.2%
Coinshares International Ltd. (SEK) # * †	96,146	811,683
United Kingdom: 3.4%
Argo Blockchain Plc (ADR) * †	228,234	2,250,387
United States: 65.6%
Bakkt Holdings, Inc. *	194,489	1,198,052
Bit Digital, Inc. * †	267,282	962,215
	Number of Shares	Value
United States (continued)
Block, Inc. *	42,649	$5,783,205
Cleanspark, Inc. * †	191,480	2,368,608
Coinbase Global, Inc. *	26,750	5,078,755
Core Scientific, Inc. *	365,422	3,007,423
Galaxy Digital Holdings Ltd. (CAD) * †	212,519	3,624,078
Marathon Digital Holdings, Inc. * †	151,491	4,234,173
MicroStrategy, Inc. * †	8,188	3,981,988
Riot Blockchain, Inc. * †	194,841	4,124,784
Silvergate Capital Corp. *	32,973	4,964,745
Stronghold Digital Mining, Inc. *	88,537	517,941
Terawulf, Inc. *	160,876	1,351,358
Voyager Digital Ltd. (CAD) * †	457,615	2,458,346
		43,655,671
Total Common Stocks (Cost: $75,071,660)		66,492,385

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 15.2% (Cost: $10,135,391)
Money Market Fund: 15.2%
State Street Navigator Securities Lending Government Money Market Portfolio	10,135,391	10,135,391
Total Investments: 115.1% (Cost: $85,207,051)		76,627,776
Liabilities in excess of other assets: (15.1)%		(10,040,977)
NET ASSETS: 100.0%		$66,586,799

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,638,004.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,911,019 which represents 7.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	24.8%	$16,455,701
Information Technology	75.2	50,036,684
	100.0%	$66,492,385

See Notes to Financial Statements

7

VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$3,845,734	$—	$—	$3,845,734
Canada	8,485,584	—	—	8,485,584
China	3,343,990	—	—	3,343,990
Germany	—	4,099,336	—	4,099,336
Jersey, Channel Islands	—	811,683	—	811,683
United Kingdom	2,250,387	—	—	2,250,387
United States	43,655,671	—	—	43,655,671
Money Market Fund	10,135,391	—	—	10,135,391
Total Investments	$71,716,757	$4,911,019	$—	$76,627,776

See Notes to Financial Statements

8

VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Canada: 5.5%
GFL Environmental, Inc. (USD)	81,961	$2,667,011
Loop Industries, Inc. (USD) * †	177,253	1,576,665
		4,243,676
United States: 94.5%
ABM Industries, Inc.	56,804	2,615,256
Aris Water Solution, Inc.	83,100	1,512,420
Casella Waste Systems, Inc. *	29,077	2,548,599
Clean Harbors, Inc. *	23,270	2,597,863
Darling Ingredients, Inc. *	34,413	2,766,117
Donaldson Co., Inc.	48,178	2,501,884
Ecolab, Inc.	44,381	7,835,909
Energy Recovery, Inc. *	76,220	1,535,071
Evoqua Water Technologies Corp. *	55,534	2,608,987
Heritage-Crystal Clean, Inc. *	51,634	1,528,883
Montrose Environmental Group, Inc. *	48,511	2,567,687
PureCycle Technologies, Inc. * †	268,480	2,147,840
Republic Services, Inc.	57,763	7,653,598
Schnitzer Steel Industries, Inc.	53,503	2,778,946
Stericycle, Inc. *	44,818	2,640,677
	Number of Shares	Value
United States (continued)
STERIS Plc	10,787	$2,607,973
Tennant Co.	29,698	2,340,202
Tetra Tech, Inc.	15,092	2,489,274
US Ecology, Inc. *	53,334	2,553,632
Vertex Energy, Inc. * †	175,817	1,747,621
Waste Connections, Inc.	54,999	7,683,360
Waste Management, Inc.	48,791	7,733,374
		72,995,173
Total Common Stocks (Cost: $69,657,510)		77,238,849

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $2,011,242)
Money Market Fund: 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2,011,242	2,011,242
Total Investments: 102.6% (Cost: $71,668,752)		79,250,091
Liabilities in excess of other assets: (2.6)%		(1,985,599)
NET ASSETS: 100.0%		$77,264,492

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,128,255.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	3.6%	$2,766,117
Energy	2.3	1,747,621
Health Care	3.4	2,607,973
Industrials	72.1	55,777,777
Materials	18.6	14,339,361
	100.0%	$77,238,849

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$77,238,849	$—	$—	$77,238,849
Money Market Fund	2,011,242	—	—	2,011,242
Total Investments	$79,250,091	$—	$—	$79,250,091

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

9

VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 13.6%
Aristocrat Leisure Ltd. #	247,904	$6,752,440
Crown Resorts Ltd. # *	131,316	1,254,912
Star Entertainment Group Ltd. # *	344,057	835,538
Tabcorp Holdings Ltd. #	784,773	3,137,687
		11,980,577
Cambodia: 0.7%
NagaCorp Ltd. (HKD) #	670,000	593,726
China: 6.9%
Galaxy Entertainment Group Ltd. (HKD) #	880,240	5,209,979
Melco Resorts & Entertainment Ltd. (ADR) *	64,823	495,248
SJM Holdings Ltd. (HKD) # *	801,000	393,393
		6,098,620
France: 2.2%
La Francaise des Jeux SAEM 144A #	48,824	1,948,183
Greece: 1.4%
OPAP SA #	84,677	1,239,714
Ireland: 6.9%
Flutter Entertainment Plc # * †	52,368	6,070,043
Japan: 1.1%
Heiwa Corp. # †	27,300	407,857
Sankyo Co. Ltd. #	18,979	527,911
		935,768
Malaysia: 3.9%
Genting Bhd #	967,300	1,073,965
Genting Malaysia Bhd #	1,270,698	896,752
Genting Singapore Ltd. (SGD) #	2,500,600	1,496,787
		3,467,504
Malta: 1.1%
Kindred Group Plc (SDR) #	86,210	948,977
New Zealand: 0.5%
SkyCity Entertainment Group Ltd. #	230,150	458,604
South Korea: 1.3%
Kangwon Land, Inc. # *	49,974	1,139,807
	Number of Shares	Value
Sweden: 6.8%
Evolution AB 144A #	58,226	$5,976,338
United Kingdom: 5.7%
Entain Plc # *	192,201	4,126,546
Playtech Plc *	110,717	862,992
		4,989,538
United States: 47.8%
Boyd Gaming Corp.	28,120	1,849,734
Caesars Entertainment, Inc. *	48,478	3,750,258
Churchill Downs, Inc.	10,744	2,382,804
DraftKings, Inc. * †	160,304	3,121,119
Gaming and Leisure Properties, Inc.	66,551	3,123,238
International Game Technology Plc †	44,912	1,108,428
Las Vegas Sands Corp. *	161,623	6,282,286
MGM Growth Properties LLC	47,668	1,844,752
MGM Resorts International	124,509	5,221,907
Penn National Gaming, Inc. *	42,285	1,793,730
Sands China Ltd. (HKD) # *	1,070,000	2,546,124
Scientific Games Corp. *	25,991	1,526,971
Skillz, Inc. * †	114,258	342,774
VICI Properties, Inc.	152,143	4,329,990
Wynn Macau Ltd. (HKD) # * †	527,600	382,435
Wynn Resorts Ltd. *	31,159	2,484,619
		42,091,169
Total Common Stocks (Cost: $105,441,088)		87,938,568

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.2% (Cost: $3,692,629)
Money Market Fund: 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio	3,692,629	3,692,629
Total Investments: 104.1% (Cost: $109,133,717)		91,631,197
Liabilities in excess of other assets: (4.1)%		(3,627,640)
NET ASSETS: 100.0%		$88,003,557

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SGD	Singapore Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $47,417,718 which represents 53.9% of net assets.
*	Non-income producing

See Notes to Financial Statements

10

†	Security fully or partially on loan. Total market value of securities on loan is $4,650,625.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $7,924,521, or 9.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	0.4%	$342,774
Consumer Discretionary	89.0	78,297,814
Real Estate	10.6	9,297,980
	100.0%	$87,938,568

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$11,980,577	$—	$11,980,577
Cambodia	—	593,726	—	593,726
China	495,248	5,603,372	—	6,098,620
France	—	1,948,183	—	1,948,183
Greece	—	1,239,714	—	1,239,714
Ireland	—	6,070,043	—	6,070,043
Japan	—	935,768	—	935,768
Malaysia	—	3,467,504	—	3,467,504
Malta	—	948,977	—	948,977
New Zealand	—	458,604	—	458,604
South Korea	—	1,139,807	—	1,139,807
Sweden	—	5,976,338	—	5,976,338
United Kingdom	862,992	4,126,546	—	4,989,538
United States	39,162,610	2,928,559	—	42,091,169
Money Market Fund	3,692,629	—	—	3,692,629
Total Investments	$44,213,479	$47,417,718	$—	$91,631,197

See Notes to Financial Statements

11

VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Denmark: 5.0%
Novo Nordisk A/S (ADR)	170,987	$18,988,106
France: 4.7%
Sanofi (ADR)	347,351	17,833,000
Ireland: 0.5%
Amarin Corp. Plc (ADR) * †	582,294	1,915,747
Israel: 3.8%
Teva Pharmaceutical Industries Ltd. (ADR) *	1,532,297	14,388,269
Japan: 4.2%
Takeda Pharmaceutical Co. Ltd. (ADR) †	1,127,270	16,142,507
Switzerland: 5.0%
Novartis AG (ADR)	219,555	19,265,951
United Kingdom: 9.7%
AstraZeneca Plc (ADR)	298,473	19,800,699
GlaxoSmithKline Plc (ADR)	391,090	17,035,880
		36,836,579
United States: 66.7%
AbbVie, Inc.	121,180	19,644,490
AmerisourceBergen Corp.	111,312	17,221,080
Bausch Health Cos, Inc. *	440,943	10,075,548
Bristol-Myers Squibb Co.	264,736	19,333,670
Catalent, Inc. *	163,304	18,110,414
	Number of Shares	Value
United States (continued)
Elanco Animal Health, Inc. *	433,126	$11,300,257
Eli Lilly & Co.	68,631	19,653,859
Jazz Pharmaceuticals Plc *	74,049	11,527,208
Johnson & Johnson	106,501	18,875,172
McKesson Corp.	58,701	17,970,137
Merck & Co., Inc.	231,856	19,023,785
Organon & Co.	328,120	11,461,232
Patterson Companies, Inc.	88,997	2,880,833
Perrigo Co. Plc	142,996	5,495,336
Pfizer, Inc.	368,492	19,076,831
Viatris, Inc.	1,559,040	16,962,355
Zoetis, Inc.	85,280	16,082,955
		254,695,162
Total Common Stocks (Cost: $374,351,566)		380,065,321

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $4,695,057)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	4,695,057	4,695,057
Total Investments: 100.8% (Cost: $379,046,623)		384,760,378
Liabilities in excess of other assets: (0.8)%		(3,082,110)
NET ASSETS: 100.0%		$381,678,268

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $16,251,357.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	5.7%	$21,560,237
Health Care Distributors	10.0	38,072,050
Pharmaceuticals	84.3	320,433,034
	100.0%	$380,065,321

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$380,065,321	$—	$—	$380,065,321
Money Market Fund	4,695,057	—	—	4,695,057
Total Investments	$384,760,378	$—	$—	$384,760,378

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

12

VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
China: 4.0%
JD.com, Inc. (ADR) * †	146,058	$8,452,376
United States: 96.1%
Amazon.com, Inc. *	14,542	47,406,193
AmerisourceBergen Corp.	21,768	3,367,727
AutoZone, Inc. *	3,021	6,176,676
Bath & Body Works, Inc.	30,463	1,456,131
Best Buy Co., Inc.	29,283	2,661,825
Cardinal Health, Inc.	32,749	1,856,868
Costco Wholesale Corp.	28,667	16,507,892
CVS Health Corp.	87,973	8,903,747
Dollar General Corp.	27,797	6,188,446
Dollar Tree, Inc. *	30,162	4,830,444
Lowe’s Companies, Inc.	44,832	9,064,582
Lululemon Athletica, Inc. *	12,916	4,717,311
McKesson Corp.	21,406	6,553,019
O’Reilly Automotive, Inc. *	9,987	6,840,696
Ross Stores, Inc.	44,257	4,003,488
Sysco Corp.	71,618	5,847,610
Target Corp.	42,195	8,954,623
	Number of Shares	Value
United States (continued)
The Home Depot, Inc.	62,764	$18,787,148
The Kroger Co.	86,907	4,985,855
The TJX Companies, Inc.	148,946	9,023,149
Ulta Beauty, Inc. *	7,734	3,079,833
Walgreens Boots Alliance, Inc.	98,993	4,431,917
Walmart, Inc.	111,852	16,657,000
Wayfair, Inc. * †	6,723	744,774
		203,046,954
Total Common Stocks (Cost: $215,583,212)		211,499,330

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $298,352)
Money Market Fund: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	298,352	298,352
Total Investments: 100.2% (Cost: $215,881,564)		211,797,682
Liabilities in excess of other assets: (0.2)%		(324,340)
NET ASSETS: 100.0%		$211,473,342

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $7,876,145.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	67.3%	$142,387,695
Consumer Staples	22.9	48,430,273
Health Care	9.8	20,681,362
	100.0%	$211,499,330

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$211,499,330	$—	$—	$211,499,330
Money Market Fund	298,352	—	—	298,352
Total Investments	$211,797,682	$—	$—	$211,797,682

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

13

VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Netherlands: 9.0%
ASML Holding N.V. (USD)	637,425	$425,755,280
NXP Semiconductors N.V. (USD)	1,745,663	323,087,308
		748,842,588
Switzerland: 2.4%
STMicroelectronics N.V. (USD)	4,559,558	197,064,097
Taiwan: 10.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	8,041,455	838,402,098
United States: 78.5%
Advanced Micro Devices, Inc. *	3,566,477	389,958,595
Analog Devices, Inc.	2,320,346	383,274,752
Applied Materials, Inc.	2,771,381	365,268,016
Broadcom, Inc.	663,391	417,724,045
Cadence Design Systems, Inc. *	1,593,641	262,090,199
Intel Corp.	8,315,310	412,106,764
KLA Corp.	866,040	317,022,602
	Number of Shares	Value
United States (continued)
Lam Research Corp.	689,070	$370,450,923
Marvell Technology, Inc.	4,571,604	327,829,723
Microchip Technology, Inc.	3,194,865	240,062,156
Micron Technology, Inc.	4,487,057	349,496,870
Monolithic Power Systems, Inc.	294,017	142,798,176
NVIDIA Corp.	3,216,653	877,695,938
ON Semiconductor Corp. *	2,556,234	160,045,811
Qorvo, Inc. *	712,076	88,368,632
Qualcomm, Inc.	2,520,927	385,248,064
Skyworks Solutions, Inc.	1,086,105	144,756,074
Synopsys, Inc. *	930,012	309,945,099
Teradyne, Inc.	1,083,847	128,143,231
Texas Instruments, Inc.	2,296,544	421,369,893
Universal Display Corp.	310,523	51,841,815
		6,545,497,378
Total Common Stocks (Cost: $9,325,404,336)		8,329,806,161
Total Investments: 100.0% (Cost: $9,325,404,336)		8,329,806,161
Other assets less liabilities: 0.0%		1,833,228
NET ASSETS: 100.0%		$8,331,639,389

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Application Software	6.9%	$572,035,298
Semiconductor Equipment	19.2	1,606,640,052
Semiconductors	73.9	6,151,130,811
	100.0%	$8,329,806,161

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$8,329,806,161	$—	$—	$8,329,806,161

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

14

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
China: 16.4%
Bilibili, Inc. (ADR) * †	414,882	$10,612,681
Kingsoft Corp. Ltd. (HKD) #	1,807,200	5,758,551
NetEase, Inc. (ADR)	256,427	22,998,938
Tencent Holdings Ltd. (HKD) #	677,100	31,218,052
		70,588,222
France: 2.5%
Ubisoft Entertainment SA # *	241,316	10,665,456
Japan: 21.0%
Bandai Namco Holdings, Inc. #	252,800	19,227,341
Capcom Co. Ltd. # †	410,300	9,977,360
Konami Holdings Corp. #	181,200	11,463,542
Nexon Co. Ltd. #	803,800	19,287,709
Nintendo Co. Ltd. #	49,900	25,263,364
Square Enix Holdings Co. Ltd. #	116,200	5,162,978
		90,382,294
Poland: 1.5%
CD Projekt SA # †	161,842	6,698,383
South Korea: 4.2%
NCSoft Corp. #	35,774	13,719,551
Netmarble Corp. 144A #	47,345	4,326,611
		18,046,162
Sweden: 2.5%
Embracer Group AB # * †	1,303,622	10,978,441
Taiwan: 7.2%
Micro-Star International Co. Ltd. #	1,838,000	8,251,988
	Number of Shares	Value
Taiwan (continued)
Sea Ltd. (ADR) *	189,278	$22,673,612
		30,925,600
United States: 44.8%
Activision Blizzard, Inc.	332,107	26,605,092
Advanced Micro Devices, Inc. *	260,326	28,464,045
Electronic Arts, Inc.	164,511	20,812,286
NVIDIA Corp.	144,751	39,496,758
Roblox Corp. * †	422,229	19,523,869
Take-Two Interactive Software, Inc. *	117,386	18,046,924
Unity Software, Inc. *	213,253	21,156,830
Zynga, Inc. *	2,050,167	18,943,543
		193,049,347
Total Common Stocks (Cost: $457,868,694)		431,333,905

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.8% (Cost: $16,541,259)
Money Market Fund: 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	16,541,259	16,541,259
Total Investments: 103.9% (Cost: $474,409,953)		447,875,164
Liabilities in excess of other assets: (3.9)%		(16,833,321)
NET ASSETS: 100.0%		$431,041,843

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $45,295,566.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $181,999,327 which represents 42.2% of net assets.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $4,326,611, or 1.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	73.0%	$314,736,944
Consumer Discretionary	4.5	19,227,340
Information Technology	22.5	97,369,621
	100.0%	$431,333,905

See Notes to Financial Statements

15

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
China	$33,611,619	$36,976,603	$—	$70,588,222
France	—	10,665,456	—	10,665,456
Japan	—	90,382,294	—	90,382,294
Poland	—	6,698,383	—	6,698,383
South Korea	—	18,046,162	—	18,046,162
Sweden	—	10,978,441	—	10,978,441
Taiwan	22,673,612	8,251,988	—	30,925,600
United States	193,049,347	—	—	193,049,347
Money Market Fund	16,541,259	—	—	16,541,259
Total Investments	$265,875,837	$181,999,327	$—	$447,875,164

See Notes to Financial Statements

16

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2022 (unaudited)

	Biotech ETF	Digital Assets Mining ETF	Digital Transformation ETF	Environmental Services ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$481,700,323	$3,120,494	$66,492,385	$77,238,849
Short-term investments held as collateral for securities loaned (3)	481,706	—	10,135,391	2,011,242
Cash	768,142	—	366,778	758,381
Receivables:
Investment securities sold	—	—	—	8,895,697
Shares of beneficial interest sold	—	147,773	—	—
Dividends and interest	8,180	—	32,392	62,088
Prepaid expenses	—	—	—	891
Total assets	482,958,351	3,268,267	77,026,946	88,967,148
Liabilities:
Payables:
Investment securities purchased	—	147,773	280,810	5,038,265
Shares of beneficial interest redeemed	—	—	—	4,572,045
Collateral for securities loaned	481,706	—	10,135,391	2,011,242
Due to Adviser	136,985	687	23,946	26,880
Due to custodian	—	2,046	—	—
Deferred Trustee fees	64,926	—	—	3,731
Accrued expenses	74	—	—	50,493
Total liabilities	683,691	150,506	10,440,147	11,702,656
NET ASSETS	$482,274,660	$3,117,761	$66,586,799	$77,264,492
Shares outstanding	2,971,503	75,000	4,425,000	510,000
Net asset value, redemption and offering price per share	$162.30	$41.57	$15.05	$151.50
Net Assets consist of:
Aggregate paid in capital	$625,781,897	$2,801,329	$99,422,172	$77,952,463
Total distributable earnings (loss)	(143,507,237)	316,432	(32,835,373)	(687,971)
NET ASSETS	$482,274,660	$3,117,761	$66,586,799	$77,264,492
(1) Value of securities on loan	$2,828,416	$—	$10,638,004	$4,128,255
(2) Cost of investments - Unaffiliated issuers	$515,186,201	$2,849,321	$75,071,660	$69,657,510
(3) Cost of short-term investments held as collateral for securities loaned	$481,706	$—	$10,135,391	$2,011,242

See Notes to Financial Statements

17

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2022 (unaudited)

	Gaming ETF	Pharmaceutical ETF	Retail ETF	Semiconductor ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$87,938,568	$380,065,321	$211,499,330	$8,329,806,161
Short-term investments held as collateral for securities loaned (3)	3,692,629	4,695,057	298,352	—
Cash	—	67,322	—	—
Cash denominated in foreign currency, at value (4)	27,481	—	—	—
Receivables:
Investment securities sold	—	4,485,581	—	532,348,976
Shares of beneficial interest sold	—	20,098,092	—	204,591,654
Dividends and interest	173,792	1,177,764	136,094	5,533,639
Prepaid expenses	1,515	—	—	—
Total assets	91,833,985	410,589,137	211,933,776	9,072,280,430
Liabilities:
Payables:
Investment securities purchased	—	20,097,761	—	204,578,719
Shares of beneficial interest redeemed	—	3,985,435	—	532,383,514
Collateral for securities loaned	3,692,629	4,695,057	298,352	—
Line of credit	—	—	—	1,029,163
Due to Adviser	36,886	96,336	62,367	2,507,285
Due to custodian	50,710	—	89,410	43,993
Deferred Trustee fees	9,080	36,037	10,259	97,455
Accrued expenses	41,123	243	46	912
Total liabilities	3,830,428	28,910,869	460,434	740,641,041
NET ASSETS	$88,003,557	$381,678,268	$211,473,342	$8,331,639,389
Shares outstanding	2,200,000	4,788,138	1,171,531	30,920,937
Net asset value, redemption and offering price per share	$40.00	$79.71	$180.51	$269.45
Net Assets consist of:
Aggregate paid in capital	$119,251,295	$446,073,523	$220,706,818	$8,486,796,783
Total distributable earnings (loss)	(31,247,738)	(64,395,255)	(9,233,476)	(155,157,394)
NET ASSETS	$88,003,557	$381,678,268	$211,473,342	$8,331,639,389
(1) Value of securities on loan	$4,650,625	$16,251,357	$7,876,145	$—
(2) Cost of investments - Unaffiliated issuers	$105,441,088	$374,351,566	$215,583,212	$9,325,404,336
(3) Cost of short-term investments held as collateral for securities loaned	$3,692,629	$4,695,057	$298,352	$—
(4) Cost of cash denominated in foreign currency	$27,483	$—	$—	$—

See Notes to Financial Statements

18

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2022 (unaudited)

Video Gaming and eSports ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$431,333,905
Short-term investments held as collateral for securities loaned (3)	16,541,259
Cash denominated in foreign currency, at value (4)	3
Receivables:
Shares of beneficial interest sold	1,201
Dividends and interest	1,051,417
Prepaid expenses	4,805
Total assets	448,932,590
Liabilities:
Payables:
Collateral for securities loaned	16,541,259
Line of credit	1,108,113
Due to Adviser	185,102
Deferred Trustee fees	10,578
Accrued expenses	45,695
Total liabilities	17,890,747
NET ASSETS	$431,041,843
Shares outstanding	7,400,000
Net asset value, redemption and offering price per share	$58.25
Net Assets consist of:
Aggregate paid in capital	$416,278,913
Total distributable earnings (loss)	14,762,930
NET ASSETS	$431,041,843
(1) Value of securities on loan	$45,295,566
(2) Cost of investments - Unaffiliated issuers	$457,868,694
(3) Cost of short-term investments held as collateral for securities loaned	$16,541,259
(4) Cost of cash denominated in foreign currency	$3

See Notes to Financial Statements

19

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2022 (unaudited)

	Biotech ETF	Digital Assets Mining ETF (a)	Digital Transformation ETF	Environmental Services ETF
Income:
Dividends	$1,740,927	$—	$—	$287,679
Interest	—	—	—	18
Securities lending income	9,712	—	1,057,044	54,408
Foreign taxes withheld	—	—	—	(4,263)
Total income	1,750,639	—	1,057,044	337,842
Expenses:
Management fees	914,396	688	137,876	190,645
Professional fees	—	—	—	29,636
Custody and accounting fees	—	—	—	9,394
Reports to shareholders	—	—	—	5,011
Trustees’ fees and expenses	—	—	—	384
Registration fees	—	—	—	3,060
Insurance	—	—	—	1,465
Interest and taxes	413	—	2,010	360
Other	—	—	—	314
Total expenses	914,809	688	139,886	240,269
Waiver of management fees	—	—	—	(30,199)
Net expenses	914,809	688	139,886	210,070
Net investment income (loss)	835,830	(688)	917,158	127,772
Net realized gain (loss) on:
Investments	(11,556,022)	46,047	(18,418,547)	(468,349)
In-kind redemptions	9,340,449	—	234,038	5,650,721
Foreign currency transactions and foreign denominated assets and liabilities	—	(101)	(16,168)	5
Net realized gain (loss)	(2,215,573)	45,946	(18,200,677)	5,182,377
Net change in unrealized appreciation (depreciation) on:
Investments	(115,468,290)	271,174	527,132	(1,524,410)
Net change in unrealized appreciation (depreciation)	(115,468,290)	271,174	527,132	(1,524,410)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(116,848,033)	$316,432	$(16,756,387)	$3,785,739

(a)	For the period March 8, 2022 (commencement of operations) through March 31, 2022.

See Notes to Financial Statements

20

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2022 (unaudited)

	Gaming ETF	Pharmaceutical ETF	Retail ETF	Semiconductor ETF
Income:
Dividends	$421,008	$4,042,568	$1,266,712	$42,132,908
Interest	—	2	36	1,784
Securities lending income	18,980	87,538	2,154	91,612
Foreign taxes withheld	(2,849)	(161,640)	—	(2,335,932)
Total income	437,139	3,968,468	1,268,902	39,890,372
Expenses:
Management fees	243,572	589,517	397,782	13,088,696
Professional fees	28,013	—	—	—
Custody and accounting fees	12,674	—	—	—
Reports to shareholders	8,058	—	—	—
Trustees’ fees and expenses	927	—	—	—
Registration fees	743	—	—	—
Insurance	2,260	—	—	—
Interest and taxes	1,025	5,782	479	6,898
Other	3,055	—	—	—
Total expenses	300,327	595,299	398,261	13,095,594
Net investment income	136,812	3,373,169	870,641	26,794,778
Net realized gain (loss) on:
Investments	(3,446,702)	(1,587,046)	(3,777,297)	(177,617,503)
In-kind redemptions	4,615,312	17,371,948	9,876,515	1,124,183,455
Capital gain distributions received	203	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	773	—	—	—
Net realized gain	1,169,586	15,784,902	6,099,218	946,565,952
Net change in unrealized appreciation (depreciation) on:
Investments	(18,200,636)	13,398,373	(542,611)	(842,292,191)
Foreign currency transactions and foreign denominated assets and liabilities	(554)	—	—	—
Net change in unrealized appreciation (depreciation)	(18,201,190)	13,398,373	(542,611)	(842,292,191)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,894,792)	$32,556,444	$6,427,248	$131,068,539

See Notes to Financial Statements

21

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2022 (unaudited)

Video Gaming and eSports ETF
Income:
Dividends	$3,329,778
Securities lending income	57,298
Foreign taxes withheld	(207,443)
Total income	3,179,633
Expenses:
Management fees	1,424,600
Professional fees	40,532
Custody and accounting fees	22,317
Reports to shareholders	33,435
Trustees’ fees and expenses	5,807
Registration fees	1,504
Insurance	4,551
Interest and taxes	9,603
Other	4,874
Total expenses	1,547,223
Net investment income	1,632,410
Net realized gain (loss) on:
Investments	1,393,462
In-kind redemptions	39,094,226
Foreign currency transactions and foreign denominated assets and liabilities	(8,049)
Net realized gain	40,479,639
Net change in unrealized appreciation (depreciation) on:
Investments	(78,366,898)
Foreign currency transactions and foreign denominated assets and liabilities	(8,743)
Net change in unrealized appreciation (depreciation)	(78,375,641)
Net Decrease in Net Assets Resulting from Operations	$(36,263,592)

See Notes to Financial Statements

22

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Digital Assets Mining ETF
	Period Ended March 31, 2022	Year Ended September 30, 2021	Period Ended March 31, 2022 (a)
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$835,830	$1,199,758	$(688)
Net realized gain (loss)	(2,215,573)	79,266,644	45,946
Net change in unrealized appreciation (depreciation)	(115,468,290)	36,737,909	271,174
Net increase (decrease) in net assets resulting from operations	(116,848,033)	117,204,311	316,432
Distributions to shareholders from:
Distributable earnings	(1,180,281)	(1,699,994)	—

Share transactions**:
Proceeds from sale of shares	40,311,162	219,670,586	2,801,329
Cost of shares redeemed	(30,128,601)	(230,504,701)	—
Increase (decrease) in net assets resulting from share transactions	10,182,561	(10,834,115)	2,801,329
Total increase (decrease) in net assets	(107,845,753)	104,670,202	3,117,761
Net Assets, beginning of period	590,120,413	485,450,211	—
Net Assets, end of period	$482,274,660	$590,120,413	$3,117,761
**Shares of Common Stock Issued (no par value)
Shares sold	225,000	1,150,000	75,000
Shares redeemed	(175,000)	(1,225,000)	—
Net increase (decrease)	50,000	(75,000)	75,000

(a)	For the period March 8, 2022 (commencement of operations) through March 31, 2022.

See Notes to Financial Statements

23

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Digital Transformation ETF		Environmental Services ETF
	Period Ended March 31, 2022	Period Ended September 30, 2021 (a)	Period Ended March 31, 2022	Year Ended September 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$917,158	$2,922	$127,772	$135,228
Net realized gain (loss)	(18,200,677)	(2,316,643)	5,182,377	8,224,962
Net change in unrealized appreciation (depreciation)	527,132	(9,106,406)	(1,524,410)	6,390,584
Net increase (decrease) in net assets resulting from operations	(16,756,387)	(11,420,127)	3,785,739	14,750,774
Distributions to shareholders from:
Distributable earnings	(4,600,120)	—	(200,016)	(124,993)

Share transactions**:
Proceeds from sale of shares	44,490,289	58,233,162	21,291,669	40,559,653
Cost of shares redeemed	(2,163,485)	(1,196,533)	(14,906,449)	(18,707,729)
Increase in net assets resulting from share transactions	42,326,804	57,036,629	6,385,220	21,851,924
Total increase in net assets	20,970,297	45,616,502	9,970,943	36,477,705
Net Assets, beginning of period	45,616,502	—	67,293,549	30,815,844
Net Assets, end of period	$66,586,799	$45,616,502	$77,264,492	$67,293,549
**Shares of Common Stock Issued (no par value)
Shares sold	2,525,000	2,050,000	140,000	300,000
Shares redeemed	(100,000)	(50,000)	(100,000)	(140,000)
Net increase	2,425,000	2,000,000	40,000	160,000

(a)	For the period April 13, 2021 (commencement of operations) through September 30, 2021.

See Notes to Financial Statements

24

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Gaming ETF		Pharmaceutical ETF
	Period Ended March 31, 2022	Year Ended September 30, 2021	Period Ended March 31, 2022	Year Ended September 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$136,812	$376,153	$3,373,169	$4,717,616
Net realized gain	1,169,586	12,044,047	15,784,902	16,088,881
Net change in unrealized appreciation (depreciation)	(18,201,190)	(2,950,274)	13,398,373	20,215,746
Net increase (decrease) in net assets resulting from operations	(16,894,792)	9,469,926	32,556,444	41,022,243
Distributions to shareholders from:
Distributable earnings	(725,005)	(349,965)	(2,790,257)	(4,063,401)

Share transactions*:
Proceeds from sale of shares	6,562,409	90,865,077	162,789,288	506,408,386
Cost of shares redeemed	(19,328,458)	(36,388,492)	(129,815,574)	(459,578,185)
Increase (decrease) in net assets resulting from share transactions	(12,766,049)	54,476,585	32,973,714	46,830,201
Total increase (decrease) in net assets	(30,385,846)	63,596,546	62,739,901	83,789,043
Net Assets, beginning of period	118,389,403	54,792,857	318,938,367	235,149,324
Net Assets, end of period	$88,003,557	$118,389,403	$381,678,268	$318,938,367
*Shares of Common Stock Issued (no par value)
Shares sold	150,000	1,775,000	2,100,000	7,300,000
Shares redeemed	(400,000)	(725,000)	(1,700,000)	(6,700,000)
Net increase (decrease)	(250,000)	1,050,000	400,000	600,000

See Notes to Financial Statements

25

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Retail ETF		Semiconductor ETF
	Period Ended March 31, 2022	Year Ended September 30, 2021	Period Ended March 31, 2022	Year Ended September 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$870,641	$1,987,122	$26,794,778	$34,765,102
Net realized gain	6,099,218	54,787,974	946,565,952	1,661,280,446
Net change in unrealized appreciation (depreciation)	(542,611)	(23,437,570)	(842,292,191)	(254,053,014)
Net increase in net assets resulting from operations	6,427,248	33,337,526	131,068,539	1,441,992,534
Distributions to shareholders from:
Distributable earnings	(1,850,009)	(1,274,964)	(38,500,125)	(29,249,241)

Share transactions**:
Proceeds from sale of shares	67,184,294	278,009,892	16,257,222,388	15,625,608,376
Cost of shares redeemed	(99,963,083)	(252,249,346)	(13,955,762,420)	(13,747,005,339)
Increase (decrease) in net assets resulting from share transactions	(32,778,789)	25,760,546	2,301,459,968	1,878,603,037
Total increase (decrease) in net assets	(28,201,550)	57,823,108	2,394,028,382	3,291,346,330
Net Assets, beginning of period	239,674,892	181,851,784	5,937,611,007	2,646,264,677
Net Assets, end of period	$211,473,342	$239,674,892	$8,331,639,389	$5,937,611,007
**Shares of Common Stock Issued (no par value)
Shares sold	350,000	1,600,000	58,000,000	66,350,000
Shares redeemed	(550,000)	(1,450,000)	(50,250,000)	(58,350,000)
Net increase (decrease)	(200,000)	150,000	7,750,000	8,000,000

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Video Gaming and eSports ETF
	Period Ended March 31, 2022	Year Ended September 30, 2021
	(unaudited)
Operations:
Net investment income	$1,632,410	$441,491
Net realized gain	40,479,639	97,749,751
Net change in unrealized appreciation (depreciation)	(78,375,641)	(77,257,187)
Net increase (decrease) in net assets resulting from operations	(36,263,592)	20,934,055
Distributions to shareholders from:
Distributable earnings	(20,504,040)	(870,225)

Share transactions**:
Proceeds from sale of shares	16,850,763	266,565,899
Cost of shares redeemed	(160,041,561)	(177,196,989)
Increase (decrease) in net assets resulting from share transactions	(143,190,798)	89,368,910
Total increase (decrease) in net assets	(199,958,430)	109,432,740
Net Assets, beginning of period	631,000,273	521,567,533
Net Assets, end of period	$431,041,843	$631,000,273
**Shares of Common Stock Issued (no par value)
Shares sold	250,000	3,850,000
Shares redeemed	(2,550,000)	(2,650,000)
Net increase (decrease)	(2,300,000)	1,200,000

See Notes to Financial Statements

27

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF
			Year Ended September 30,

	Period
	Ended
	March 31,
	2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$201.99		$162.01	$118.04	$136.11	$134.17	$115.25
Net investment income (a)	0.28		0.42	0.59	0.39	0.52	0.58
Net realized and unrealized gain (loss) on investments	(39.57)		40.17	43.85	(17.91)	2.10 (b)	18.67
Total from investment operations	(39.29)		40.59	44.44	(17.52)	2.62	19.25
Distributions from:
Net investment income	(0.40)		(0.61)	(0.47)	(0.55)	(0.68)	(0.33)
Net asset value, end of period	$162.30		$201.99	$162.01	$118.04	$136.11	$134.17
Total return (c)	(19.48	)%(d)	25.13%	37.71%	(12.84)%	2.00%	16.77%

Ratios to average net assets
Gross expenses (e)	0.35	%(f)	0.38%	0.39%	0.40%	0.40%	0.39%
Net expenses (e)	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.32	%(f)	0.23%	0.40%	0.31%	0.41%	0.48%
Supplemental data
Net assets, end of period (in millions)	$482		$590	$485	$318	$476	$717
Portfolio turnover rate (g)	11	%(d)	41%	40%	24%	30%	27%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after September 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

28

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Assets Mining ETF

	Period Ended March 31, 2022(a)
	(unaudited)
Net asset value, beginning of period	$33.43
Net investment loss (b)	(0.01)
Net realized and unrealized gain on investments	8.15
Total from investment operations	8.14
Net asset value, end of period	$41.57
Total return (c)	24.35	%(d)

Ratios to average net assets
Expenses	0.50	%(e)
Net investment loss	(0.50	)%(e)
Supplemental data
Net assets, end of period (in millions)	$3
Portfolio turnover rate (f)	8	%(d)

(a)	For the period March 8, 2022 (commencement of operations) through March 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

29

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Transformation ETF

	Period Ended March 31, 2022		Period Ended September 30, 2021(a)
	(unaudited)
Net asset value, beginning of period	$22.81		$35.25
Net investment income (b)	0.32		—	(c)
Net realized and unrealized loss on investments	(6.20)		(12.44)
Total from investment operations	(5.88)		(12.44)
Distributions from:
Net investment income	(1.88)		—
Net asset value, end of period	$15.05		$22.81
Total return (d)	(28.02	)%(e)	(35.30	)%(e)

Ratios to average net assets
Expenses	0.51	%(f)	0.58	%(f)
Expenses excluding interest and taxes	0.50	%(f)	0.58	%(f)
Net investment income	3.33	%(f)	0.02	%(f)
Supplemental data
Net assets, end of period (in millions)	$67		$46
Portfolio turnover rate (g)	46	%(e)	49	%(e)

(a)	For the period April 13, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

30

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Environmental Services ETF
			Year Ended September 30,

	Period Ended March 31, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$143.18		$99.41	$104.25	$96.64	$86.02	$69.68
Net investment income (a)	0.25		0.36	0.46	0.46	0.42	0.66
Net realized and unrealized gain (loss) on investments	8.44		43.80	(4.83)	7.47	10.98	16.21
Total from investment operations	8.69		44.16	(4.37)	7.93	11.40	16.87
Distributions from:
Net investment income	(0.37)		(0.39)	(0.47)	(0.32)	(0.78)	(0.53)
Net asset value, end of period	$151.50		$143.18	$99.41	$104.25	$96.64	$86.02
Total return (b)	6.07	%(c)	44.50%	(4.23)%	8.30%	13.36%	24.31%

Ratios to average net assets
Gross expenses	0.63	%(d)	0.71%	0.85%	0.81%	0.98%	0.95%
Net expenses	0.55	%(d)	0.55%	0.55%	0.55%	0.56%	0.55%
Net expenses excluding interest and taxes	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.34	%(d)	0.27%	0.47%	0.47%	0.47%	0.86%
Supplemental data
Net assets, end of period (in millions)	$77		$67	$31	$36	$24	$17
Portfolio turnover rate (e)	17	%(c)	21%	38%	20%	24%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

31

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
			Year Ended September 30,

	Period Ended March 31, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$48.32		$39.14	$36.61	$39.76	$42.61	$36.15
Net investment income (a)	0.06		0.16	0.51	1.07	1.03	1.13
Net realized and unrealized gain (loss) on investments	(8.03)		9.24	3.25	(3.09)	(2.80)	6.40
Total from investment operations	(7.97)		9.40	3.76	(2.02)	(1.77)	7.53
Distributions from:
Net investment income	(0.35)		(0.22)	(1.23)	(1.13)	(1.08)	(1.07)
Net asset value, end of period	$40.00		$48.32	$39.14	$36.61	$39.76	$42.61
Total return (b)	(16.57	)%(c)	24.06%	10.03%	(4.73)%	(4.51)%	21.58%

Ratios to average net assets
Gross expenses	0.62	%(d)	0.62%	0.92%	0.94%	0.86%	0.94%
Net expenses	0.62	%(d)	0.62%	0.65%	0.66%	0.66%	0.65%
Net expenses excluding interest and taxes	0.61	%(d)	0.62%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.28	%(d)	0.32%	1.41%	2.92%	2.24%	2.97%
Supplemental data
Net assets, end of period (in millions)	$88		$118	$55	$24	$26	$23
Portfolio turnover rate (e)	8	%(c)	20%	29%	20%	31%	22%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

32

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF
			Year Ended September 30,

	Period Ended March 31, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$72.68		$62.08	$56.93	$64.37	$57.75	$57.44
Net investment income (a)	0.75		1.29	1.06	1.04	1.01	1.18
Net realized and unrealized gain (loss) on investments	6.89		10.46	5.14	(7.37)	6.62	0.26
Total from investment operations	7.64		11.75	6.20	(6.33)	7.63	1.44
Distributions from:
Net investment income	(0.61)		(1.15)	(1.05)	(1.11)	(1.01)	(1.13)
Net asset value, end of period	$79.71		$72.68	$62.08	$56.93	$64.37	$57.75
Total return (b)	10.57	%(c)	19.10%	11.02%	(9.88)%	13.42%	2.59%

Ratios to average net assets
Gross expenses (d)	0.35	%(e)	0.40%	0.42%	0.43%	0.43%	0.40%
Net expenses (d)	0.35	%(e)	0.35%	0.35%	0.36%	0.36%	0.35%
Net expenses excluding interest and taxes (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.00	%(e)	1.85%	1.74%	1.77%	1.70%	2.14%
Supplemental data
Net assets, end of period (in millions)	$382		$319	$235	$142	$276	$285
Portfolio turnover rate (f)	6	%(c)	20%	18%	21%	18%	40%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

33

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Retail ETF
			Year Ended September 30,

	Period Ended March 31, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$174.75		$148.87	$114.49	$111.44	$81.42	$78.02
Net investment income (a)	0.71		1.54	1.22	1.31	1.13	1.15
Net realized and unrealized gain on investments	6.56		25.34	34.25	2.72	30.32	3.64
Total from investment operations	7.27		26.88	35.47	4.03	31.45	4.79
Distributions from:
Net investment income	(1.51)		(1.00)	(1.09)	(0.98)	(1.43)	(1.39)
Net asset value, end of period	$180.51		$174.75	$148.87	$114.49	$111.44	$81.42
Total return (b)	4.11	%(c)	18.13%	31.22%	3.82%	39.01%	6.25%

Ratios to average net assets
Gross expenses (d)	0.35	%(e)	0.42%	0.47%	0.48%	0.52%	0.50%
Net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.77	%(e)	0.92%	0.96%	1.25%	1.15%	1.46%
Supplemental data
Net assets, end of period (in millions)	$211		$240	$182	$71	$136	$59
Portfolio turnover rate (f)	9	%(c)	12%	12%	9%	16%	17%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

34

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF
			Year Ended September 30,

	Period Ended March 31, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$256.25		$174.43	$119.14	$106.41	$93.34	$69.36
Net investment income (a)	1.00		1.71	1.88	1.75	1.19	1.10
Net realized and unrealized gain on investments	13.77		81.61	55.53	12.62	13.28	23.46
Total from investment operations	14.77		83.32	57.41	14.37	14.47	24.56
Distributions from:
Net investment income	(1.57)		(1.50)	(2.12)	(1.64)	(1.40)	(0.58)
Net asset value, end of period	$269.45		$256.25	$174.43	$119.14	$106.41	$93.34
Total return (b)	5.67	%(c)	47.94%	48.60%	14.09%	15.61%	35.63%

Ratios to average net assets
Gross expenses (d)	0.35	%(e)	0.36%	0.37%	0.39%	0.39%	0.38%
Net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.72	%(e)	0.72%	1.31%	1.68%	1.14%	1.38%
Supplemental data
Net assets, end of period (in millions)	$8,332		$5,938	$2,646	$1,361	$1,215	$800
Portfolio turnover rate (f)	15	%(c)	20%	14%	19%	23%	22%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

35

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Video Gaming and eSports ETF
			Year Ended September 30,
	Period Ended March 31, 2022		2021	2020	Period Ended September 30, 2019(a)
	(unaudited)
Net asset value, beginning of period	$65.05		$61.36	$33.74	$30.88
Net investment income (b)	0.19		0.04	0.03	0.12
Net realized and unrealized gain (loss) on investments	(4.76)		3.73	27.67	2.75
Total from investment operations	(4.57)		3.77	27.70	2.87
Distributions from:
Net investment income	(0.05)		(0.08)	(0.08)	(0.01)
Net realized capital gains	(2.18)		—	—	—
Total distributions	(2.23)		(0.08)	(0.08)	(0.01)
Net asset value, end of period	$58.25		$65.05	$61.36	$33.74
Total return (c)	(7.49	)%(d)	6.15%	82.25%	9.31	%(d)

Ratios to average net assets
Gross expenses	0.54	%(e)	0.55%	0.58%	0.99	%(e)
Net expenses	0.54	%(e)	0.55%	0.55%	0.55	%(e)
Net investment income	0.57	%(e)	0.06%	0.06%	0.38	%(e)
Supplemental data
Net assets, end of period (in millions)	$431		$631	$522	$39
Portfolio turnover rate (f)	17	%(d)	33%	25%	27	%(d)

(a)	For the period October 16, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

36

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Biotech ETF	Non-Diversified
Digital Assets Mining ETF	Non-Diversified
Digital Transformation ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Gaming ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Retail ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Video Gaming and eSports ETF	Non-Diversified

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index. Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees (the “Board”) considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee
37

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes— It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Pharmaceutical ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.
38

E.	Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at March 31, 2022, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2023, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The management fee rates and expense limitations for the period ended March 31, 2022, are as follows:

Fund	Management Fees	Expense Limitations
Environmental Services ETF	0.50%	0.55%
Gaming ETF	0.50	0.65
Video Gaming and eSports ETF	0.50	0.55

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

39

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Unitary Management Fee Rate
Biotech ETF	0.35%
Digital Assets Mining ETF	0.50
Digital Transformation ETF	0.50
Pharmaceutical ETF	0.35
Retail ETF	0.35
Semiconductor ETF	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At March 31, 2022, the Adviser owned approximately 53% and 8% of Digital Assets Mining ETF and Digital Transformation ETF, respectively.

Note 4—Capital Share Transactions— As of March 31, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments— For the period ended March 31, 2022, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Biotech ETF	$60,362,250	$60,544,177	$40,312,358	$29,988,903
Digital Assets Mining ETF	260,305	255,051	2,798,019	—
Digital Transformation ETF	26,169,060	29,947,115	44,514,862	2,165,289
Environmental Services ETF	12,924,856	12,973,839	21,291,341	14,879,319
Gaming ETF	8,260,522	9,372,731	6,255,855	18,331,208
Pharmaceutical ETF	20,774,410	21,109,819	162,805,245	129,647,657
Retail ETF	19,810,207	21,543,967	67,180,685	99,207,007
Semiconductor ETF	1,131,134,081	1,140,969,637	16,257,447,916	13,952,196,789
Video Gaming and eSports ETF	94,605,625	124,477,741	15,768,196	148,930,469
40

Note 6—Income Taxes— As of March 31, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$516,256,072	$34,762,053	$(68,836,096)	$(34,074,043)
Digital Assets Mining ETF	2,849,321	317,479	(46,306)	271,173
Digital Transformation ETF	87,065,762	2,099,355	(12,537,341)	(10,437,986)
Environmental Services ETF	71,657,554	11,235,700	(3,643,163)	7,592,537
Gaming ETF	110,288,734	5,783,292	(24,440,829)	(18,657,537)
Pharmaceutical ETF	379,113,204	27,052,697	(21,405,523)	5,647,174
Retail ETF	215,881,564	11,595,883	(15,679,765)	(4,083,882)
Semiconductor ETF	9,325,651,547	16,629,879	(1,012,475,265)	(995,845,386)
Video Gaming and eSports ETF	475,209,759	45,965,057	(73,299,652)	(27,334,595)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2021, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Biotech ETF	$(10,178,101)	$(97,311,461)	$(107,489,562)
Digital Transformation ETF	(2,146,231)	–	(2,146,231)
Environmental Services ETF	(4,409,984)	(9,070,919)	(13,480,903)
Gaming ETF	(3,351,540)	(10,352,992)	(13,704,532)
Pharmaceutical ETF	(4,203,891)	(83,721,198)	(87,925,089)
Retail ETF	(2,971,511)	(8,618,119)	(11,589,630)
Semiconductor ETF	(104,617,133)	(14,778,901)	(119,396,034)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. In addition, to the extent that a Fund is concentrated in a particular sector or industry, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds may

41

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s Investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

Certain of the Funds’ investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by Internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

A unitary management fee was adopted on October 1, 2021, for Biotech ETF, Pharmaceutical ETF, Retail ETF, and Semiconductor ETF. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through September 30, 2021. Digital Assets Mining ETF and Digital Transformation ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For Environmental Services ETF, Gaming ETF, and Video Gaming and eSports ETF, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending— To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities

42

Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral, if any, at March 31, 2022 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2022.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Biotech ETF	$2,828,416	$481,706	$2,482,428	$2,964,134
Digital Transformation ETF	10,638,004	10,135,391	1,459,268	11,594,659
Environmental Services ETF	4,128,255	2,011,242	2,191,647	4,202,889
Gaming ETF	4,650,625	3,692,629	1,312,549	5,005,178
Pharmaceutical ETF	16,251,357	4,695,057	12,372,153	17,067,210
Retail ETF	7,876,145	298,352	8,340,806	8,639,158
Video Gaming and eSports ETF	45,295,566	16,541,259	32,900,877	49,442,136

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2022:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Biotech ETF	$481,706
Digital Transformation ETF	10,135,391
Environmental Services ETF	2,011,242
Gaming ETF	3,692,629
Pharmaceutical ETF	4,695,057
Retail ETF	298,352
Video Gaming and eSports ETF	16,541,259

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—With the exception of Digital Assets Mining ETF, the Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2022, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Biotech ETF	29	$157,710	1.43%
Digital Transformation ETF	38	259,420	1.45
Environmental Services ETF	73	110,849	1.43
Gaming ETF	27	142,835	1.50
Pharmaceutical ETF	162	851,967	1.44
Retail ETF	80	107,128	1.45
43

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Semiconductor ETF	66	2,540,865	1.47
Video Gaming and eSports ETF	100	669,122	1.46

Outstanding loan balances as of March 31, 2022, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Subsequent Event Review— The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

44

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

March 31, 2022 (unaudited)

At a meeting held on March 4, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Digital Assets Mining ETF, VanEck Gold and Digital Assets Mining ETF and VanEck Dynamic High Income ETF (the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Funds’ proposed investment programs, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms and scope of services that the Adviser would provide under each Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of each Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to the Funds. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Funds to the Adviser because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Funds by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreements are in the best interest of the Funds and the Funds’ shareholders.

45

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2020 to December 31, 2020 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

46

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	THEMATICSAR

SEMI-ANNUAL REPORT March 31, 2022 (unaudited)

Inflation Allocation ETF	RAAX®
Long/Flat Trend ETF	LFEQ®
Morningstar Durable Dividend ETF	DURA®
Morningstar ESG Moat ETF	MOTE
Morningstar Global Wide Moat ETF	MOTG
Morningstar International Moat ETF	MOTI®
Morningstar Wide Moat ETF	MOAT®
Social Sentiment ETF	BUZZ

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2022.

VANECK ETF TRUST

PRESIDENT’S LETTER

March 31, 2022 (unaudited)

Dear Fellow Shareholders:

The world has certainly changed since I wrote you at the end of September 2021. Our market outlook then was: growth investments (including crypto) were overvalued, value (especially commodity equities) was attractive and the U.S. Federal Reserve (Fed) would tap the brakes and not slam them so as precipitate a recession. And that stocks would be “OK” in 2022. My view has not changed much.

The Economy

The global economy remains “hot”, fueled by the biggest stimulus seen since WWII. While commodity price inflation matters, the real concern about inflation and financial markets is wage inflation, a key driver of persistent inflation. It tends to be longer-lasting and may affect long-term interest rates. I believe that the tight labor conditions we have today will persist, even as the economy slows down, and we won’t really know the answer to the inflation-persistency question until the second half of 2022.

While China has been a large driver of global growth over the past 20 years, its economy has slowed. The jury remains out on just how long China’s slow-down may last and its depth. The question, then, is will Chinese policymakers stimulate the economy if growth slows too much? And, if they do, will they stimulate enough to keep being a driver of global growth.

Turning to the Fed, the question revolves around its possible actions. Short term, markets do not like Fed uncertainty and may continue to correct. However, I do not think the Fed will hit the brakes too hard by raising rates further than they have already indicated. If market seizes up, though, we may see positive Fed statements and a relief rally. We live in an era in which the Fed keeps an eye on the financial markets. We still see little reason why that would change.

Multi-Year Investment Themes

We continue to focus on two multi-year investment themes.

Energy and crypto were two of the best performing assets in 2021 and are two of the most interesting multi-year investment themes.

The first theme is the energy transition away from fossil fuels. We see this not only as being driven by government policy, but also by innovation in the private sector. In our resources portfolios, we’re looking for disruptive companies in the sectors that need to be more energy efficient. One is agriculture (which emits about as much CO2 as the energy sector). AgTech businesses are embracing technology to modernize agriculture, leading to higher crop yields, safer crop chemicals and other innovations in food production to provide healthy diets for the world’s growing population.

As the economy and demand for commodities grows, increasing supply has become harder. This is in part due to environmental, social and governance (ESG) policies in place, causing “greenflation” and a multi-year trend of price pressure. Finding supply sources like new copper, lithium or gold mines is harder because of, to a certain extent, the environmental impact of these activities. I think this supply issue will continue to underpin commodity prices, and this is why I believe that commodity equities remain an interesting investment that people should have in their portfolios.

The second theme is crypto, in particular, the use of blockchain in a large variety of industries and most especially in the field of “smart contracts.” New open source database technology is enabling incredibly rapid adoption and at much lower cost than traditional companies using prior generation technology. The fintech revolution that goes hand in hand with crypto is something we find really exciting. Of course, as with all growth, there are some over-valued companies, but we think it’s another interesting multi-year trend that investors should consider.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each the funds for the six month period ended March 31, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

1

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

Jan F. van Eck
CEO and President
VanEck ETF Trust

April 6, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2021 to March 31, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2021 - March 31, 2022(a)
Inflation Allocation ETF
Actual	$1,000.00	$1,193.90	0.55%	$3.01
Hypothetical (b)	$1,000.00	$1,022.19	0.55%	$2.77
Long/Flat Trend ETF
Actual	$1,000.00	$1,056.80	0.55%	$2.82
Hypothetical (b)	$1,000.00	$1,022.19	0.55%	$2.77
Morningstar Durable Dividend ETF
Actual	$1,000.00	$1,080.10	0.29%	$1.50
Hypothetical (b)	$1,000.00	$1,023.49	0.29%	$1.46
Morningstar ESG Moat ETF
Actual (c)	$1,000.00	$986.20	0.49%	$2.36
Hypothetical (b)	$1,000.00	$1,022.49	0.49%	$2.47
Morningstar Global Wide Moat ETF
Actual	$1,000.00	$1,006.60	0.52%	$2.60
Hypothetical (b)	$1,000.00	$1,022.34	0.52%	$2.62
Morningstar International Moat ETF
Actual	$1,000.00	$991.20	0.57%	$2.83
Hypothetical (b)	$1,000.00	$1,022.09	0.57%	$2.87
Morningstar Wide Moat ETF
Actual	$1,000.00	$1,029.10	0.46%	$2.33
Hypothetical (b)	$1,000.00	$1,022.64	0.46%	$2.32
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2021 - March 31, 2022(a)
Social Sentiment ETF
Actual	$1,000.00	$785.60	0.75%	$3.34
Hypothetical (b)	$1,000.00	$1,021.19	0.75%	$3.78

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
(c)	Expenses are equal to the Fund’s annualized expense ratio (for the period from October 6, 2021 (commencement of operations) to March 31, 2022) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
4

VANECK INFLATION ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.9% (a)
Energy Select Sector SPDR Fund †	51,657	$3,948,661
First Trust NASDAQ Clean Edge Green Energy Index Fund	11,992	774,923
Global X US Infrastructure Development ETF	138,748	3,923,793
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	963,612	16,998,116
Invesco Solar ETF	9,336	704,495
iShares Global Infrastructure ETF †	79,133	4,024,704
iShares Gold Strategy ETF	12,081	713,016
iShares Gold Trust	6,254	230,335
iShares MSCI Global Metals & Mining Producers ETF	43,101	2,207,633
Nuveen Short-Term REIT ETF	22,235	869,389
Purpose Bitcoin ETF	173,029	1,475,937
SPDR Gold MiniShares Trust	5,993	230,551
SPDR S&P Oil & Gas Exploration & Production ETF †	26,808	3,607,016
VanEck Agribusiness ETF † ‡	33,041	3,454,106
VanEck Energy Income ETF ‡	69,323	4,478,827
VanEck Gold Miners ETF ‡	104,187	3,995,571
	Number of Shares	Value
VanEck Junior Gold Miners ETF ‡	30,903	$1,448,424
VanEck Low Carbon Energy ETF † ‡	10,254	1,488,234
VanEck Merk Gold Shares	493,541	9,293,377
VanEck Mortgage REIT Income ETF † ‡	37,986	648,801
VanEck Oil Services ETF † ‡	9,440	2,667,272
VanEck Steel ETF † ‡	36,387	2,468,494
Vanguard Real Estate ETF †	91,657	9,932,869
Total Exchange Traded Funds (Cost: $73,731,970)		79,584,544

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.4% (Cost: $7,517,472)
Money Market Fund: 9.4%
State Street Navigator Securities Lending Government Money Market Portfolio	7,517,472	7,517,472
Total Investments: 109.3% (Cost: $81,249,442)		87,102,016
Liabilities in excess of other assets: (9.3)%		(7,395,282)
NET ASSETS: 100.0%		$79,706,734

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $18,993,329.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Agribusiness	4.3%	$3,454,106
Digital Currency	1.8	1,475,937
Diversified Commodities Futures	21.4	16,998,116
Energy	14.3	11,395,140
Global Metals and Mining	2.8	2,207,633
Gold Bullion	15.0	11,915,702
Gold Mining	5.0	3,995,572
Industrials	4.9	3,923,793
Oil Services	7.9	6,274,288
Real Estate Investment Trusts	14.4	11,451,059
Steel	3.1	2,468,494
Utilities	5.1	4,024,704
	100.0%	$79,584,544

See Notes to Financial Statements

5

VANECK INFLATION ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended March 31, 2022:

	Value 9/30/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2022
VanEck Agribusiness ETF	$784,573	$2,579,485	$(191,863)	$(2,828)	$17,661	$284,739	$3,454,106
VanEck Energy Income ETF	980,050	3,289,302	(255,004)	(17,816)	30,569	482,295	4,478,827
VanEck Gold Miners ETF	687,476	2,943,145	(119,934)	(25,048)	25,551	509,932	3,995,571
VanEck Junior Gold Miners ETF	–	1,463,858	(46,784)	(7,707)	10,559	39,057	1,448,424
VanEck Low Carbon Energy ETF	398,697	1,180,559	(96,661)	(13,251)	3,493	18,890	1,488,234
VanEck Mortgage REIT Income ETF	189,021	530,887	(48,292)	(4,718)	12,027	(18,097)	648,801
VanEck Oil Services ETF	480,310	1,874,454	(118,877)	(15,438)	8,069	446,823	2,667,272
VanEck Steel ETF	488,167	1,783,342	(119,249)	(16,073)	61,126	332,307	2,468,494
VanEck Vectors Unconventional Oil & Gas ETF	667,902	194,648	(951,584)	249,119	–	(160,085)	–
	$4,676,196	$15,839,680	$(1,948,248)	$146,240	$169,055	$1,935,861	$20,649,729

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$79,584,544	$—	$—	$79,584,544
Money Market Fund	7,517,472	—	—	7,517,472
Total Investments	$87,102,016	$—	$—	$87,102,016

See Notes to Financial Statements

6

VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUND: 99.8% (a) (Cost: $37,813,594)
Vanguard S&P 500 ETF	103,658	$43,035,692
Total Investments: 99.8% (Cost: $37,813,594)		43,035,692
Other assets less liabilities: 0.2%		93,143
NET ASSETS: 100.0%		$43,128,835

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www. sec.gov.

Summary of Investments by Sector	% of Investments	Value
Exchanged Traded Fund	100.0%	$43,035,692

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$43,035,692	$—	$—	$43,035,692

See Notes to Financial Statements

7

VANECK MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.4%
Automobiles & Components: 0.1%
Gentex Corp.	1,464	$42,705
Banks: 4.9%
JPMorgan Chase & Co.	22,331	3,044,162
Capital Goods: 8.9%
3M Co.	8,521	1,268,607
Cummins, Inc.	1,500	307,665
Donaldson Co., Inc.	771	40,038
Eaton Corp. Plc	2,970	450,727
Emerson Electric Co.	4,765	467,208
Hubbell, Inc.	449	82,513
Illinois Tool Works, Inc.	2,370	496,278
Lincoln Electric Holdings, Inc.	358	49,336
Lockheed Martin Corp.	2,175	960,045
Masco Corp.	1,626	82,926
MSC Industrial Direct Co., Inc.	657	55,983
Raytheon Technologies Corp.	11,349	1,124,345
Rockwell Automation, Inc.	684	191,541
		5,577,212
Consumer Durables & Apparel: 0.2%
Garmin Ltd.	1,313	155,735
Consumer Services: 4.4%
McDonald’s Corp.	6,596	1,631,059
Starbucks Corp.	9,264	842,746
Wendy’s Co.	1,297	28,495
Yum! Brands, Inc.	1,926	228,289
		2,730,589
Diversified Financials: 5.4%
BlackRock, Inc.	1,243	949,863
Blackstone, Inc.	8,790	1,115,803
CME Group, Inc.	2,067	491,657
Cohen & Steers, Inc.	212	18,209
Evercore, Inc.	345	38,405
Federated Hermes, Inc.	1,246	42,439
Franklin Resources, Inc.	4,094	114,304
Invesco Ltd.	4,225	97,429
Janus Henderson Group Plc	2,971	104,044
T Rowe Price Group, Inc.	2,557	386,593
		3,358,746
Energy: 2.7%
Coterra Energy, Inc.	5,205	140,379
Kinder Morgan, Inc.	42,015	794,503
The Williams Companies, Inc.	22,553	753,496
		1,688,378
Food & Staples Retailing: 2.5%
Sysco Corp.	4,379	357,545
Walmart, Inc.	8,269	1,231,420
		1,588,965
Food, Beverage & Tobacco: 18.8%
Altria Group, Inc.	46,644	2,437,149
Campbell Soup Co.	2,568	114,456
Conagra Brands, Inc.	6,823	229,048
General Mills, Inc.	7,055	477,765
J M Smucker Co.	1,184	160,325
Mondelez International, Inc.	11,135	699,055
PepsiCo, Inc.	13,711	2,294,947
	Number of Shares	Value
Food, Beverage & Tobacco (continued)
Philip Morris International, Inc.	29,941	$2,812,658
The Coca-Cola Co.	40,780	2,528,360
		11,753,763
Health Care Equipment & Services: 2.2%
Medtronic Plc	11,717	1,300,001
Quest Diagnostics, Inc.	821	112,362
		1,412,363
Household & Personal Products: 1.8%
Colgate-Palmolive Co.	7,394	560,687
Kimberly-Clark Corp.	4,537	558,777
		1,119,464
Insurance: 1.2%
Allstate Corp.	2,826	391,429
Travelers Cos, Inc.	1,843	336,772
		728,201
Materials: 2.2%
Air Products and Chemicals, Inc.	2,139	534,558
Amcor Plc	23,977	271,659
International Flavors & Fragrances, Inc.	2,407	316,111
PPG Industries, Inc.	1,642	215,217
Sensient Technologies Corp.	317	26,612
		1,364,157
Media & Entertainment: 2.7%
Comcast Corp.	36,158	1,692,917
Pharmaceuticals, Biotechnology & Life Sciences: 16.6%
Amgen, Inc.	6,471	1,564,817
Bristol-Myers Squibb Co.	24,126	1,761,922
Gilead Sciences, Inc.	22,060	1,311,467
Johnson & Johnson	17,701	3,137,148
Merck & Co., Inc.	31,575	2,590,729
		10,366,083
Semiconductors & Semiconductor Equipment: 7.4%
Analog Devices, Inc.	3,653	603,402
Broadcom, Inc.	3,760	2,367,597
Skyworks Solutions, Inc.	982	130,881
Texas Instruments, Inc.	8,543	1,567,470
		4,669,350
Software & Services: 1.0%
Broadridge Financial Solutions, Inc.	703	109,464
Paychex, Inc.	2,535	345,951
Western Union Co.	7,767	145,554
		600,969
Technology Hardware & Equipment: 3.7%
Cisco Systems, Inc.	41,025	2,287,554
National Instruments Corp.	1,334	54,147
		2,341,701
Telecommunication Services: 4.6%
Cogent Communications Holdings, Inc.	770	51,089
Verizon Communications, Inc.	55,784	2,841,637
		2,892,726
Utilities: 8.1%
American Electric Power Co., Inc.	5,925	591,137

See Notes to Financial Statements

8

	Number of Shares	Value
Utilities (continued)
Avangrid, Inc.	999	$46,693
Dominion Energy, Inc.	9,278	788,352
Duke Energy Corp.	10,526	1,175,333
NiSource, Inc.	4,358	138,584
PPL Corp.	17,176	490,547
Public Service Enterprise Group, Inc.	5,734	401,380
Southern Co.	15,357	1,113,536
WEC Energy Group, Inc.	3,464	345,742
		5,091,304
Total Common Stocks (Cost: $58,996,227)		62,219,490
Total Investments: 99.4% (Cost: $58,996,227)		62,219,490
Other assets less liabilities: 0.6%		371,053
NET ASSETS: 100.0%		$62,590,543

Summary of Investments by Sector	% of Investments	Value
Communication Services	7.3%	$4,585,643
Consumer Discretionary	4.7	2,929,029
Consumer Staples	23.2	14,462,192
Energy	2.7	1,688,378
Financials	11.5	7,131,109
Health Care	18.9	11,778,446
Industrials	9.0	5,577,212
Information Technology	12.3	7,612,020
Materials	2.2	1,364,157
Utilities	8.2	5,091,304
	100.0%	$62,219,490

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$62,219,490	$—	$—	$62,219,490

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

9

VANECK MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Capital Goods: 2.4%
Masco Corp.	364	$18,564
Roper Technologies, Inc.	53	25,028
		43,592
Commercial & Professional Services: 2.3%
Equifax, Inc.	85	20,154
TransUnion	215	22,218
		42,372
Consumer Durables & Apparel: 3.6%
NIKE, Inc.	185	24,894
Polaris, Inc.	405	42,655
		67,549
Consumer Services: 5.9%
McDonald’s Corp.	97	23,986
Starbucks Corp.	431	39,208
Yum! Brands, Inc.	396	46,938
		110,132
Diversified Financials: 14.3%
American Express Co.	149	27,863
BlackRock, Inc.	55	42,029
CME Group, Inc.	112	26,640
Intercontinental Exchange, Inc.	392	51,791
S&P Global, Inc.	60	24,611
State Street Corp.	306	26,659
T Rowe Price Group, Inc.	123	18,596
The Bank of New York Mellon Corp.	934	46,354
		264,543
Energy: 1.8%
Cheniere Energy, Inc.	238	32,999
Food & Staples Retailing: 1.9%
Costco Wholesale Corp.	63	36,279
Food, Beverage & Tobacco: 9.7%
Constellation Brands, Inc.	213	49,058
Kellogg Co.	405	26,118
Mondelez International, Inc.	796	49,973
PepsiCo, Inc.	151	25,274
The Coca-Cola Co.	456	28,272
		178,695
Health Care Equipment & Services: 3.0%
Medtronic Plc	191	21,191
Veeva Systems, Inc. *	168	35,693
		56,884
Household & Personal Products: 1.2%
Colgate-Palmolive Co.	292	22,142
Materials: 2.2%
Ecolab, Inc.	108	19,068
International Flavors & Fragrances, Inc.	169	22,195
		41,263
Media & Entertainment: 8.6%
Alphabet, Inc. *	18	50,064
Comcast Corp.	935	43,777
John Wiley & Sons, Inc.	858	45,500
Walt Disney Co. *	135	18,517
		157,858
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences: 5.7%
Gilead Sciences, Inc.	360	$21,402
Johnson & Johnson	153	27,116
Merck & Co., Inc.	343	28,143
Thermo Fisher Scientific, Inc.	48	28,351
		105,012
Retailing: 1.4%
Lowe’s Companies, Inc.	127	25,678
Semiconductors & Semiconductor Equipment: 11.6%
Applied Materials, Inc.	339	44,680
Intel Corp.	485	24,037
KLA Corp.	137	50,150
Lam Research Corp.	73	39,246
Monolithic Power Systems, Inc.	67	32,541
Texas Instruments, Inc.	131	24,036
		214,690
Software & Services: 19.5%
Adobe, Inc. *	80	36,450
Aspen Technology, Inc. *	340	56,227
Blackbaud, Inc. *	320	19,158
Intuit, Inc.	50	24,042
Mastercard, Inc.	64	22,872
Microsoft Corp.	166	51,179
Salesforce.com, Inc. *	192	40,765
ServiceNow, Inc. *	82	45,665
Tyler Technologies, Inc. *	47	20,910
Western Union Co.	995	18,646
Workday, Inc. *	99	23,707
		359,621
Transportation: 4.6%
CH Robinson Worldwide, Inc.	503	54,178
Union Pacific Corp.	110	30,053
		84,231
Total Common Stocks (Cost: $1,920,252)		1,843,540
Total Investments: 99.7% (Cost: $1,920,252)		1,843,540
Other assets less liabilities: 0.3%		5,975
NET ASSETS: 100.0%		$1,849,515

See Notes to Financial Statements

10

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.5%	$157,857
Consumer Discretionary	11.1	203,358
Consumer Staples	12.9	237,117
Energy	1.8	32,999
Financials	14.3	264,544
Health Care	8.8	161,897
Industrials	9.3	170,195
Information Technology	31.1	574,310
Materials	2.2	41,263
	100.0%	$1,843,540

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,843,540	$—	$—	$1,843,540

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

11

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 5.5%
Australia & New Zealand Banking Group Ltd. #	9,329	$191,837
Brambles Ltd. #	24,422	180,864
National Australia Bank Ltd. #	8,885	214,663
Westpac Banking Corp. #	22,980	416,640
		1,004,004
Belgium: 1.0%
Anheuser-Busch InBev SA #	3,021	181,665
Brazil: 2.2%
Ambev SA	124,600	403,800
Canada: 2.2%
Royal Bank of Canada	1,797	198,022
Toronto-Dominion Bank	2,493	197,975
		395,997
China: 1.7%
Inner Mongolia Yili Industrial Group Co. Ltd. #	29,800	172,486
JD.com, Inc. (HKD) # *	5,100	144,951
		317,437
France: 4.0%
Airbus SE # * †	2,954	358,517
Safran SA #	1,497	177,269
Sanofi #	1,837	188,901
		724,687
Germany: 1.9%
Bayer AG #	2,910	200,193
GEA Group AG # *	3,417	140,864
		341,057
Ireland: 2.2%
Medtronic Plc (USD)	3,543	393,096
Japan: 0.9%
Japan Tobacco, Inc. #	9,900	169,576
Netherlands: 1.0%
ASML Holding NV #	281	188,857
Sweden: 1.0%
Assa Abloy AB #	7,049	191,162
Switzerland: 4.9%
Julius Baer Group Ltd. #	6,038	351,010
Novartis AG #	2,117	186,622
Roche Holding AG #	895	355,580
		893,212
Taiwan: 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. #	17,000	348,730
United Kingdom: 9.6%
AstraZeneca Plc #	1,440	191,399
BAE Systems Plc #	27,642	260,191
British American Tobacco Plc #	9,254	389,530
GlaxoSmithKline Plc #	8,493	184,182
Imperial Brands Plc #	17,222	363,605
Meggitt Plc # *	19,009	189,600
Unilever Plc #	3,825	174,062
		1,752,569
	Number of Shares	Value
United States: 60.0%
3M Co.	1,065	$158,557
Adobe, Inc. *	383	174,502
Alphabet, Inc. *	128	356,013
Altria Group, Inc.	3,882	202,835
Amazon.com, Inc. *	116	378,154
Applied Materials, Inc.	1,344	177,139
Aspen Technology, Inc. *	1,238	204,728
Berkshire Hathaway, Inc. *	626	220,922
Biogen, Inc. *	790	166,374
Blackbaud, Inc. *	2,268	135,785
BlackRock, Inc.	249	190,278
Comcast Corp.	3,851	180,304
Compass Minerals International, Inc.	2,908	182,593
Constellation Brands, Inc.	1,579	363,675
Corteva, Inc.	3,959	227,563
Emerson Electric Co.	3,885	380,924
Equifax, Inc.	768	182,093
Gilead Sciences, Inc.	5,552	330,066
Intel Corp.	3,698	183,273
Intercontinental Exchange, Inc.	1,362	179,947
International Flavors & Fragrances, Inc.	1,430	187,802
Kellogg Co.	5,712	368,367
Lam Research Corp.	334	179,562
Lockheed Martin Corp.	546	241,004
Masco Corp.	5,932	302,532
McDonald’s Corp.	1,495	369,684
Merck & Co., Inc.	2,453	201,269
Meta Platforms, Inc. *	539	119,852
Microchip Technology, Inc.	2,438	183,191
Microsoft Corp.	1,153	355,481
Philip Morris International, Inc.	3,854	362,045
Polaris, Inc.	3,289	346,398
Roper Technologies, Inc.	780	368,339
Salesforce.com, Inc. *	1,552	329,521
ServiceNow, Inc. *	591	329,122
T Rowe Price Group, Inc.	1,244	188,080
Teradyne, Inc.	1,546	182,784
The Bank of New York Mellon Corp.	3,312	164,375
The Boeing Co. *	1,916	366,914
The Coca-Cola Co.	3,235	200,570
The Walt Disney Co. *	1,244	170,627
TransUnion	1,823	188,389
Tyler Technologies, Inc. *	413	183,740
Veeva Systems, Inc. *	704	149,572
Wells Fargo & Co.	7,215	349,639
		10,964,584
Total Common Stocks (Cost: $15,939,393)		18,270,433
Total Investments: 100.0% (Cost: $15,939,393)		18,270,433
Liabilities in excess of other assets: 0.0%		(7,555)
NET ASSETS: 100.0%		$18,262,878

See Notes to Financial Statements

12

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,112,956 which represents 33.5% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $340,555.

Summary of Investments by Sector	% of Investments	Value
Communication Services	4.5%	$826,796
Consumer Discretionary	6.8	1,239,187
Consumer Staples	17.3	3,179,730
Financials	15.7	2,863,389
Health Care	14.0	2,547,253
Industrials	21.1	3,859,705
Information Technology	17.3	3,156,414
Materials	3.3	597,959
	100.0%	$18,270,433

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,004,004	$—	$1,004,004
Belgium	—	181,665	—	181,665
Brazil	403,800	—	—	403,800
Canada	395,997	—	—	395,997
China	—	317,437	—	317,437
France	—	724,687	—	724,687
Germany	—	341,057	—	341,057
Ireland	393,096	—	—	393,096
Japan	—	169,576	—	169,576
Netherlands	—	188,857	—	188,857
Sweden	—	191,162	—	191,162
Switzerland	—	893,212	—	893,212
Taiwan	—	348,730	—	348,730
United Kingdom	—	1,752,569	—	1,752,569
United States	10,964,584	—	—	10,964,584
Total Investments	$12,157,477	$6,112,956	$—	$18,270,433

See Notes to Financial Statements

13

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.8%
Australia: 5.2%
Brambles Ltd. #	108,977	$807,059
Link Administration Holdings Ltd. #	232,893	900,030
Pendal Group Ltd. # †	198,455	686,814
Pinnacle Investment Management Group Ltd. #	109,641	859,718
Westpac Banking Corp. #	53,548	970,854
		4,224,475
Belgium: 1.0%
Anheuser-Busch InBev SA #	13,366	803,751
Canada: 0.9%
CI Financial Corp.	48,508	771,281
China: 20.4%
ANTA Sports Products Ltd. (HKD) #	122,200	1,516,258
Bank of China Ltd. (HKD) #	2,357,000	940,802
Beijing Enterprises Holdings Ltd. (HKD) #	235,000	741,818
BOC Hong Kong Holdings Ltd. (HKD) #	484,000	1,821,630
China Education Group Holdings Ltd. (HKD) # †	494,000	425,165
China Resources Gas Group Ltd. (HKD) #	210,000	884,078
CSPC Pharmaceutical Group Ltd. (HKD) #	804,000	921,483
Innovent Biologics, Inc. (HKD) 144A # *	128,000	430,841
JD.com, Inc. (HKD) # *	22,450	638,069
NetEase, Inc. (HKD) #	85,900	1,550,250
Samsonite International SA (HKD) 144A # *	855,300	1,914,100
Shanghai Pharmaceuticals Holding Co. Ltd. (HKD) #	447,600	859,644
Shenzhou International Group Holdings Ltd. (HKD) #	57,300	756,659
Sinopharm Group Co. Ltd. (HKD) #	719,600	1,633,926
Sun Hung Kai Properties Ltd. (HKD) #	70,000	833,025
Sunny Optical Technology Group Co. Ltd. (HKD) #	41,300	656,058
		16,523,806
Denmark: 2.0%
Danske Bank A/S #	94,953	1,588,706
France: 10.0%
Accor SA # *	25,619	830,200
Airbus SE # * †	6,293	763,760
Amundi SA 144A #	20,864	1,434,952
Dassault Aviation SA #	8,297	1,317,818
Safran SA #	6,625	784,510
Sanofi #	8,044	827,174
Sodexo SA #	9,858	806,845
Thales SA #	10,336	1,301,924
		8,067,183
	Number of Shares	Value
Germany: 6.6%
BASF SE #	12,634	$725,074
Bayer AG #	14,498	997,387
Bayerische Motoren Werke AG #	16,787	1,459,084
Fresenius SE & Co. KGaA #	23,078	852,245
HeidelbergCement AG #	23,658	1,348,555
		5,382,345
Israel: 0.9%
Nice Ltd. # *	3,517	769,222
Italy: 2.5%
Leonardo SpA # *	203,052	2,029,437
Japan: 8.6%
Asahi Group Holdings Ltd. #	21,900	800,007
Japan Tobacco, Inc. #	44,000	753,673
KDDI Corp. #	27,500	904,343
MEIJI Holdings Co. Ltd. # †	13,300	723,454
Mitsubishi Electric Corp. #	69,500	799,482
Nippon Telegraph & Telephone Corp. #	28,900	842,182
Rakuten Group, Inc. # †	84,700	667,976
Taiyo Yuden Co. Ltd. # †	33,400	1,499,735
		6,990,852
Mexico: 3.4%
Fomento Economico Mexicano SAB de CV	104,400	865,690
Grupo Televisa SAB	792,300	1,857,785
		2,723,475
Netherlands: 3.7%
ABN AMRO Bank NV 144A # †	113,314	1,455,372
Akzo Nobel NV #	8,875	766,972
ING Groep NV #	73,181	768,498
		2,990,842
Singapore: 3.3%
CapitaLand Integrated Commercial Trust #	560,508	928,641
Oversea-Chinese Banking Corp. Ltd. #	96,700	878,544
Singapore Technologies Engineering Ltd. #	299,800	909,450
		2,716,635
South Korea: 4.1%
KT Corp. #	59,615	1,746,151
Samsung Electro-Mechanics Co. Ltd. #	11,452	1,541,954
		3,288,105
Spain: 2.9%
Banco Santander SA #	480,583	1,643,400
Industria de Diseno Textil SA #	30,575	670,544
		2,313,944
Sweden: 1.0%
Swedbank AB # †	52,000	783,570
Switzerland: 1.0%
Julius Baer Group Ltd. #	14,517	843,925
Taiwan: 4.3%
MediaTek, Inc. #	44,000	1,369,303
Taiwan Semiconductor Manufacturing Co. Ltd. #	76,000	1,559,027

See Notes to Financial Statements

14

	Number of Shares	Value
Taiwan (continued)
Win Semiconductors Corp. #	61,000	$561,358
		3,489,688
United Kingdom: 14.1%
British American Tobacco Plc #	40,724	1,714,200
HSBC Holdings Plc #	252,205	1,726,637
Imperial Brands Plc #	75,811	1,600,585
Lloyds Banking Group Plc #	2,517,769	1,536,738
Pearson Plc #	96,922	952,494
Swire Properties Ltd. (HKD) #	309,800	765,764
Vodafone Group Plc #	1,009,379	1,658,945
WPP Plc #	111,993	1,469,123
		11,424,486
United States: 2.9%
BRP, Inc. (CAD) †	12,443	1,019,707
Yum China Holdings, Inc.	31,128	1,293,057
		2,312,764
Total Common Stocks (Cost: $80,387,506)		80,038,492
	Number of Shares	Value
PREFERRED SECURITIES: 0.9% (Cost: $732,360)
Germany: 0.9%
Henkel AG & Co. KGaA, #	10,562	$711,023

Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $81,119,866)		80,749,515

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1% (Cost: $896,745)
Money Market Fund: 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio	896,745	896,745

Total Investments: 100.8% (Cost: $82,016,611)		81,646,260
Liabilities in excess of other assets: (0.8)%		(664,499)
NET ASSETS: 100.0%		$80,981,761

Definitions:

CAD	Canadian Dollar
HKD	Hong Kong Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $74,941,995 which represents 92.5% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $4,833,388.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $5,235,265, or 6.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	13.6%	$10,981,273
Consumer Discretionary	14.8	11,997,664
Consumer Staples	9.9	7,972,383
Financials	23.2	18,711,440
Health Care	8.0	6,522,701
Industrials	10.8	8,713,440
Information Technology	11.0	8,856,688
Materials	3.5	2,840,601
Real Estate	3.2	2,527,429
Utilities	2.0	1,625,896
	100.0%	$80,749,515

See Notes to Financial Statements

15

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,224,475	$—	$4,224,475
Belgium	—	803,751	—	803,751
Canada	771,281	—	—	771,281
China	—	16,523,806	—	16,523,806
Denmark	—	1,588,706	—	1,588,706
France	—	8,067,183	—	8,067,183
Germany	—	5,382,345	—	5,382,345
Israel	—	769,222	—	769,222
Italy	—	2,029,437	—	2,029,437
Japan	—	6,990,852	—	6,990,852
Mexico	2,723,475	—	—	2,723,475
Netherlands	—	2,990,842	—	2,990,842
Singapore	—	2,716,635	—	2,716,635
South Korea	—	3,288,105	—	3,288,105
Spain	—	2,313,944	—	2,313,944
Sweden	—	783,570	—	783,570
Switzerland	—	843,925	—	843,925
Taiwan	—	3,489,688	—	3,489,688
United Kingdom	—	11,424,486	—	11,424,486
United States	2,312,764	—	—	2,312,764
Preferred Securities *	—	711,023	—	711,023
Money Market Fund	896,745	—	—	896,745
Total Investments	$6,704,265	$74,941,995	$—	$81,646,260

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

16

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 2.4%
Wells Fargo & Co.	3,551,066	$172,084,658
Capital Goods: 10.2%
3M Co.	587,332	87,441,988
Boeing Co. *	943,560	180,691,740
Emerson Electric Co.	1,911,618	187,434,145
Honeywell International, Inc.	439,836	85,583,289
Lockheed Martin Corp.	265,473	117,179,782
Masco Corp.	1,591,255	81,154,005
		739,484,949
Commercial & Professional Services: 3.7%
CoStar Group, Inc. *	1,510,044	100,584,031
Equifax, Inc.	701,218	166,258,788
		266,842,819
Consumer Durables & Apparel: 2.4%
Polaris, Inc. †	1,618,125	170,420,925
Diversified Financials: 4.1%
Berkshire Hathaway, Inc. *	304,346	107,406,747
BlackRock, Inc.	124,201	94,910,678
T Rowe Price Group, Inc.	619,982	93,735,079
		296,052,504
Energy: 1.8%
Cheniere Energy, Inc.	910,675	126,265,089
Food, Beverage & Tobacco: 12.7%
Altria Group, Inc.	1,888,240	98,660,540
Campbell Soup Co.	4,120,833	183,665,527
Constellation Brands, Inc.	777,761	179,133,913
Kellogg Co.	2,811,206	181,294,675
Philip Morris International, Inc.	1,896,551	178,162,001
The Coca-Cola Co.	1,573,533	97,559,046
		918,475,702
Health Care Equipment & Services: 7.6%
Medtronic Plc	1,743,068	193,393,395
Veeva Systems, Inc. *	798,936	169,741,942
Zimmer Biomet Holdings, Inc.	1,475,302	188,691,126
		551,826,463
Materials: 5.6%
Compass Minerals International, Inc. † ‡	3,208,892	201,486,329
Corteva, Inc.	1,925,680	110,688,086
Ecolab, Inc.	521,772	92,124,064
		404,298,479
Media & Entertainment: 6.9%
Alphabet, Inc. *	62,951	175,088,764
Comcast Corp.	1,873,320	87,708,843
Meta Platforms, Inc. *	695,994	154,761,226
Walt Disney Co. *	605,046	82,988,109
		500,546,942
Pharmaceuticals, Biotechnology & Life Sciences: 8.7%
Biogen, Inc. *	809,742	170,531,665
Bristol-Myers Squibb Co.	1,474,691	107,696,684
Gilead Sciences, Inc.	2,735,373	162,617,925
Merck & Co., Inc.	2,300,130	188,725,666
		629,571,940
	Number of Shares	Value
Retailing: 6.2%
Amazon.com, Inc. *	57,128	$186,234,424
Etsy, Inc. * †	594,963	73,942,002
MercadoLibre, Inc. *	158,857	188,957,224
		449,133,650
Semiconductors & Semiconductor Equipment: 7.5%
Intel Corp.	3,606,542	178,740,222
KLA Corp.	253,574	92,823,298
Lam Research Corp.	166,445	89,482,496
Microchip Technology, Inc.	1,214,770	91,277,818
Teradyne, Inc.	770,491	91,095,151
		543,418,985
Software & Services: 18.8%
Adobe, Inc. *	190,972	87,010,662
Aspen Technology, Inc. *	602,192	99,584,491
Blackbaud, Inc. *	2,541,975	152,188,043
Guidewire Software, Inc. *	1,733,004	163,976,838
Microsoft Corp.	568,064	175,139,812
Salesforce.com, Inc. *	765,118	162,449,854
ServiceNow, Inc. *	291,212	162,173,051
Tyler Technologies, Inc. *	381,364	169,665,030
Western Union Co.	10,078,382	188,868,879
		1,361,056,660
Utilities: 1.4%
Dominion Energy, Inc.	1,199,736	101,941,568
Total Common Stocks (Cost: $7,044,236,259)		7,231,421,333

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $261)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	261	261
Total Investments: 100.0% (Cost: $7,044,236,520)		7,231,421,594
Other assets less liabilities: 0.0%		1,797,433
NET ASSETS: 100.0%		$7,233,219,027

See Notes to Financial Statements

17

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $79,373,415.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	6.9%	$500,546,942
Consumer Discretionary	8.6	619,554,575
Consumer Staples	12.7	918,475,702
Energy	1.8	126,265,089
Financials	6.5	468,137,162
Health Care	16.3	1,181,398,403
Industrials	13.9	1,006,327,768
Information Technology	26.3	1,904,475,645
Materials	5.6	404,298,479
Utilities	1.4	101,941,568
	100.0%	$7,231,421,333

Transactions in securities of affiliates for the period ended March 31, 2022:

	Value 9/30/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2022
Compass Minerals International, Inc.	$173,938,089	$69,003,518	$(38,911,698)	$(3,537,400)	$895,459	$993,820	$201,486,329

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$7,231,421,333	$—	$—	$7,231,421,333
Money Market Fund	261	—	—	261
Total Investments	$7,231,421,594	$—	$—	$7,231,421,594

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

18

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.3%
Automobiles & Components: 5.4%
Ford Motor Co.	100,797	$1,704,477
QuantumScape Corp. *	22,515	450,075
Tesla, Inc. *	3,314	3,571,166
		5,725,718
Banks: 2.5%
Bank of America Corp.	16,681	687,591
Citigroup, Inc.	10,629	567,589
JPMorgan Chase & Co.	4,532	617,802
Rocket Cos, Inc.	70,453	783,437
		2,656,419
Capital Goods: 4.6%
Boeing Co. *	7,849	1,503,084
ChargePoint Holdings, Inc. * †	21,970	436,764
General Electric Co.	4,100	375,150
Lockheed Martin Corp.	3,138	1,385,113
Plug Power, Inc. * †	39,188	1,121,169
		4,821,280
Consumer Durables & Apparel: 1.4%
Peloton Interactive, Inc. *	54,334	1,435,504
Consumer Services: 5.8%
Airbnb, Inc. *	5,399	927,332
Carnival Corp. *	34,895	705,577
DraftKings, Inc. *	157,972	3,075,715
McDonald’s Corp.	1,902	470,327
Norwegian Cruise Line Holdings Ltd. *	22,009	481,557
Starbucks Corp.	4,157	378,162
		6,038,670
Diversified Financials: 6.4%
Coinbase Global, Inc. *	8,578	1,628,619
Morgan Stanley	5,132	448,537
SoFi Technologies, Inc. * †	295,126	2,788,941
Upstart Holdings, Inc. *	17,406	1,898,821
		6,764,918
Energy: 3.0%
Devon Energy Corp.	6,129	362,408
Exxon Mobil Corp.	13,107	1,082,507
Marathon Oil Corp.	22,429	563,192
Occidental Petroleum Corp.	23,140	1,312,964
		3,321,071
Food & Staples Retailing: 1.9%
Costco Wholesale Corp.	1,067	614,432
Walmart, Inc.	9,229	1,374,383
		1,988,815
Food, Beverage & Tobacco: 0.5%
The Coca-Cola Co.	7,918	490,916
Health Care Equipment & Services: 0.8%
Teladoc Health, Inc. * †	11,655	840,675
Materials: 1.0%
Alcoa Corp.	4,477	403,064
United States Steel Corp.	16,133	608,859
		1,011,923
Media & Entertainment: 18.0%
Alphabet, Inc. *	562	1,563,119
	Number of Shares	Value
Media & Entertainment (continued)
AMC Entertainment Holdings, Inc. *	181,276	$4,466,640
Meta Platforms, Inc. *	14,227	3,163,516
Netflix, Inc. *	2,330	872,795
Roblox Corp. *	63,310	2,927,454
Roku, Inc. *	21,651	2,712,221
Snap, Inc. *	25,286	910,043
Twitter, Inc. *	28,280	1,094,153
Walt Disney Co. *	8,478	1,162,842
		18,872,783
Pharmaceuticals, Biotechnology & Life Sciences: 5.8%
Moderna, Inc. *	17,004	2,929,109
Novavax, Inc. *	28,663	2,111,030
Pfizer, Inc.	19,561	1,012,673
		6,052,812
Retailing: 8.5%
Amazon.com, Inc. *	947	3,087,173
GameStop Corp. * †	27,616	4,600,272
Macy’s, Inc.	21,517	524,154
Target Corp.	2,026	429,958
The Home Depot, Inc.	1,422	425,647
		9,067,204
Semiconductors & Semiconductor Equipment: 8.1%
Advanced Micro Devices, Inc. *	26,086	2,852,243
Enphase Energy, Inc. *	2,076	418,895
Intel Corp.	23,598	1,169,517
Micron Technology, Inc.	9,041	704,203
NVIDIA Corp.	12,257	3,344,445
		8,489,303
Software & Services: 20.1%
Affirm Holdings, Inc. * †	56,949	2,635,600
Asana, Inc. *	9,696	387,549
Block, Inc. *	16,948	2,298,149
Cloudflare, Inc. *	3,817	456,895
Crowdstrike Holdings, Inc. *	3,083	700,088
Microsoft Corp.	4,375	1,348,856
Oracle Corp.	5,796	479,503
Palantir Technologies, Inc. *	233,963	3,212,312
PayPal Holdings, Inc. *	27,152	3,140,129
Salesforce.com, Inc. *	6,440	1,367,341
Shopify, Inc. *	3,204	2,165,776
Snowflake, Inc. *	6,538	1,498,052
Trade Desk, Inc. *	6,184	428,242
Zoom Video Communications, Inc. *	7,523	881,921
		21,000,413
Technology Hardware & Equipment: 3.3%
Apple, Inc.	17,518	3,058,818
Cisco Systems, Inc.	7,312	407,717
		3,466,535
Telecommunication Services: 0.9%
AT&T, Inc.	39,412	931,306
Transportation: 2.3%
American Airlines Group, Inc. * †	47,999	875,982
Uber Technologies, Inc. *	25,216	899,707

See Notes to Financial Statements

19

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Transportation (continued)
United Airlines Holdings, Inc. *	12,595	$583,904
		2,359,593
Total Common Stocks (Cost: $121,498,225)		105,335,858

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.6% (Cost: $3,815,936)
Money Market Fund: 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio	3,815,936	3,815,936
Total Investments: 103.9% (Cost: $125,314,161)		109,151,794
Liabilities in excess of other assets: (3.9)%		(4,072,993)
NET ASSETS: 100.0%		$105,078,801

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,721,652.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	18.8%	$19,804,089
Consumer Discretionary	21.1	22,267,097
Consumer Staples	2.4	2,479,731
Energy	3.2	3,321,071
Financials	8.9	9,421,336
Health Care	6.5	6,893,487
Industrials	6.8	7,180,872
Information Technology	31.3	32,956,251
Materials	1.0	1,011,924
	100.0%	$105,335,858

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$105,335,858	$—	$—	$105,335,858
Money Market Fund	3,815,936	—	—	3,815,936
Total Investments	$109,151,794	$—	$—	$109,151,794

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

20

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2022 (unaudited)

	Inflation Allocation ETF (a)	Long/Flat Trend ETF	Morningstar Durable Dividend ETF	Morningstar ESG Moat ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$58,934,815	$43,035,692	$62,219,490	$1,843,540
Affiliated issuers (3)	20,649,729	—	—	—
Short-term investments held as collateral for securities loaned (4)	7,517,472	—	—	—
Cash	836,150	149,799	55,154	29,856
Receivables:
Investment securities sold	—	—	159,739	—
Shares of beneficial interest sold	3,165,644	—	—	—
Due from Adviser	—	—	—	11,676
Dividends and interest	4,705	—	171,967	1,703
Prepaid expenses	394	485	—	—
Total assets	91,108,909	43,185,976	62,606,350	1,886,775
Liabilities:
Payables:
Investment securities purchased	3,688,207	—	—	—
Collateral for securities loaned	7,517,472	—	—	—
Line of credit	140,719	—	—	—
Due to Adviser	17,537	11,615	15,183	—
Deferred Trustee fees	453	1,189	624	—
Accrued expenses	37,787	44,337	—	37,260
Total liabilities	11,402,175	57,141	15,807	37,260
NET ASSETS	$79,706,734	$43,128,835	$62,590,543	$1,849,515
Shares outstanding	2,850,000	1,025,000	1,925,000	75,000
Net asset value, redemption and offering price per share	$27.97	$42.08	$32.51	$24.66
Net Assets consist of:
Aggregate paid in capital	$84,702,285	$34,806,086	$61,498,719	$1,899,350
Total distributable earnings (loss)	(4,995,551)	8,322,749	1,091,824	(49,835)
NET ASSETS	$79,706,734	$43,128,835	$62,590,543	$1,849,515
(1) Value of securities on loan	$18,993,329	$—	$—	$—
(2) Cost of investments - Unaffiliated issuers	$55,202,057	$37,813,594	$58,996,227	$1,920,252
(3) Cost of investments - Affiliated issuers	$18,529,913	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$7,517,472	$—	$—	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

21

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2022 (unaudited)

	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar Wide Moat ETF	Social Sentiment ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$18,270,432	$80,749,515	$7,029,935,004	$105,335,858
Affiliated issuers (3)	—	—	201,486,329	—
Short-term investments held as collateral for securities loaned (4)	—	896,745	261	3,815,936
Cash	—	3,830	—	6,506
Cash denominated in foreign currency, at value (5)	11,240	256,021	—	—
Receivables:
Investment securities sold	—	—	—	991,691
Shares of beneficial interest sold	—	—	7,568,284	—
Dividends and interest	34,467	481,016	9,525,710	29,020
Prepaid expenses	410	968	174,025	—
Total assets	18,316,549	82,388,095	7,248,689,613	110,179,011
Liabilities:
Payables:
Investment securities purchased	—	—	7,564,188	—
Shares of beneficial interest redeemed	—	—	—	991,178
Collateral for securities loaned	—	896,745	261	3,815,936
Line of credit	—	437,609	5,037,230	229,508
Due to Adviser	1,398	26,938	2,720,534	63,588
Due to custodian	16,049	—	—	—
Deferred Trustee fees	236	2,142	137,949	—
Accrued expenses	35,988	42,900	10,424	—
Total liabilities	53,671	1,406,334	15,470,586	5,100,210
NET ASSETS	$18,262,878	$80,981,761	$7,233,219,027	$105,078,801
Shares outstanding	500,000	2,550,000	96,950,000	5,425,000
Net asset value, redemption and offering price per share	$36.53	$31.76	$74.61	$19.37
Net Assets consist of:
Aggregate paid in capital	$15,294,841	$91,236,886	$6,902,467,728	$167,654,328
Total distributable earnings (loss)	2,968,037	(10,255,125)	330,751,299	(62,575,527)
NET ASSETS	$18,262,878	$80,981,761	$7,233,219,027	$105,078,801
(1) Value of securities on loan	$340,555	$4,833,388	$79,373,415	$9,721,652
(2) Cost of investments - Unaffiliated issuers	$15,939,392	$81,119,866	$6,859,684,642	$121,498,225
(3) Cost of investments - Affiliated issuers	$—	$—	$184,551,617	$—
(4) Cost of short-term investments held as collateral for securities loaned	$—	$896,745	$261	$3,815,936
(5) Cost of cash denominated in foreign currency	$11,246	$255,265	$—	$—

See Notes to Financial Statements

22

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2022 (unaudited)

	Inflation Allocation ETF (a)	Long/Flat Trend ETF	Morningstar Durable Dividend ETF	Morningstar ESG Moat ETF (b)
Income:
Dividends - unaffiliated issuers	$2,328,847	$309,050	$963,138	$12,540
Dividends - affiliated issuers	169,055	—	—	—
Interest	32	25	—	—
Securities lending income	17,013	299	15	—
Total income	2,514,947	309,374	963,153	12,540
Expenses:
Management fees	86,774	109,631	78,522	4,177
Professional fees	33,713	27,668	—	24,081
Custody and accounting fees	9,673	8,799	—	20,576
Reports to shareholders	5,057	3,271	—	6,507
Trustees’ fees and expenses	137	287	—	694
Registration fees	2,137	2,872	—	2,691
Insurance	717	751	—	—
Interest and taxes	373	69	525	—
Other	1,293	2,102	—	1,794
Total expenses	139,874	155,450	79,047	60,520
Waiver of management fees	(44,278)	(34,787)	—	(4,177)
Expenses assumed by the Adviser	—	—	—	(51,795)
Net expenses	95,596	120,663	79,047	4,548
Net investment income	2,419,351	188,711	884,106	7,992
Net realized gain (loss) on:
Investments - unaffiliated issuers	(433,673)	—	(958,330)	(30,850)
Investments - affiliated issuers	146,240	—	—	—
In-kind redemptions - unaffiliated issuers	—	5,878,718	2,762,483	53,538
Net realized gain (loss)	(287,433)	5,878,718	1,804,153	22,688
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	2,854,159	(3,331,006)	1,605,023	(76,712)
Investments - affiliated issuers	1,935,861	—	—	—
Net change in unrealized appreciation (depreciation)	4,790,020	(3,331,006)	1,605,023	(76,712)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,921,938	$2,736,423	$4,293,282	$(46,032)

(a)	Consolidated Statement of Operations
(b)	For the period October 6, 2021 (commencement of operations) through March 31, 2022.

See Notes to Financial Statements

23

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2022 (unaudited)

	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar Wide Moat ETF	Social Sentiment ETF
Income:
Dividends - unaffiliated issuers	$216,285	$1,980,787	$58,556,001	$424,472
Dividends - affiliated issuers	—	—	895,459	—
Interest	19	—	1,952	—
Securities lending income	333	9,098	13,287	24,981
Foreign taxes withheld	(7,317)	(101,876)	—	—
Total income	209,320	1,888,009	59,466,699	449,453
Expenses:
Management fees	42,480	181,407	15,793,074	549,797
Professional fees	24,943	30,271	25,706	—
Custody and accounting fees	13,935	11,816	20,068	—
Reports to shareholders	3,216	4,340	92,879	—
Trustees’ fees and expenses	169	567	41,212	—
Registration fees	1,651	587	33,139	—
Insurance	722	1,492	20,862	—
Interest and taxes	78	3,097	20,579	477
Other	1,938	2,166	7,056	—
Total expenses	89,132	235,743	16,054,575	550,274
Waiver of management fees	(39,965)	(29,470)	—	—
Net expenses	49,167	206,273	16,054,575	550,274
Net investment income (loss)	160,153	1,681,736	43,412,124	(100,821)
Net realized gain (loss) on:
Investments - unaffiliated issuers	587,525	(2,935,527)	(50,706,198)	(35,592,520)
Investments - affiliated issuers	—	—	(5,259,233)	—
In-kind redemptions - unaffiliated issuers	—	242,304	540,765,669	19,294,806
In-kind redemptions - affiliated issuers	—	—	1,721,833	—
Foreign currency transactions and foreign denominated assets and liabilities	(1,197)	(13,913)	—	—
Net realized gain (loss)	586,328	(2,707,136)	486,522,071	(16,297,714)
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(588,992)	(730,538)	(325,954,250)	(17,318,028)
Investments - affiliated issuers	—	—	993,820	—
Foreign currency transactions and foreign denominated assets and liabilities	(61)	5,837	—	—
Net change in unrealized appreciation (depreciation)	(589,053)	(724,701)	(324,960,430)	(17,318,028)
Net Increase (Decrease) in Net Assets Resulting from Operations	$157,428	$(1,750,101)	$204,973,765	$(33,716,563)

See Notes to Financial Statements

24

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Inflation Allocation ETF (a)		Long/Flat Trend ETF
	Period Ended March 31, 2022	Year Ended September 30, 2021	Period Ended March 31, 2022	Year Ended September 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$2,419,351	$63,810	$188,711	$296,261
Net realized gain (loss)	(287,433)	2,155,802	5,878,718	1,967,724
Net change in unrealized appreciation (depreciation)	4,790,020	298,367	(3,331,006)	5,441,917
Net increase in net assets resulting from operations	6,921,938	2,517,979	2,736,423	7,705,902
Distributions to shareholders from:
Distributable earnings	(2,650,042)	(870,000)	(175,010)	(625,013)

Share transactions*:
Proceeds from sale of shares	58,879,394	22,438,966	15,768,521	10,130,756
Cost of shares redeemed	—	(16,597,432)	(16,160,565)	(7,800,977)
Increase (decrease) in net assets resulting from share transactions	58,879,394	5,841,534	(392,044)	2,329,779
Total increase in net assets	63,151,290	7,489,513	2,169,369	9,410,668
Net Assets, beginning of period	16,555,444	9,065,931	40,959,466	31,548,798
Net Assets, end of period	$79,706,734	$16,555,444	$43,128,835	$40,959,466
*Shares of Common Stock Issued (no par value)
Shares sold	2,200,000	925,000	375,000	250,000
Shares redeemed	—	(725,000)	(375,000)	(225,000)
Net increase	2,200,000	200,000	—	25,000

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

25

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Durable Dividend ETF		Morningstar ESG Moat ETF
	Period Ended March 31, 2022	Year Ended September 30, 2021	Period Ended March 31, 2022 (a)
	(unaudited)		(unaudited)
Operations:
Net investment income	$884,106	$1,505,290	$7,992
Net realized gain	1,804,153	3,695,180	22,688
Net change in unrealized appreciation (depreciation)	1,605,023	1,294,475	(76,712)
Net increase (decrease) in net assets resulting from operations	4,293,282	6,494,945	(46,032)
Distributions to shareholders from:
Distributable earnings	(836,820)	(1,311,545)	(3,803)

Share transactions**:
Proceeds from sale of shares	22,137,759	38,886,433	2,555,392
Cost of shares redeemed	(14,240,850)	(25,634,055)	(656,042)
Increase in net assets resulting from share transactions	7,896,909	13,252,378	1,899,350
Total increase in net assets	11,353,371	18,435,778	1,849,515
Net Assets, beginning of period	51,237,172	32,801,394	—
Net Assets, end of period	$62,590,543	$51,237,172	$1,849,515
**Shares of Common Stock Issued (no par value)
Shares sold	700,000	1,300,000	100,000
Shares redeemed	(450,000)	(850,000)	(25,000)
Net increase	250,000	450,000	75,000

(a)	For the period October 6, 2021 (commencement of operations) through March 31, 2022.

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Global Wide Moat ETF		Morningstar International Moat ETF
	Period Ended March 31, 2022	Year Ended September 30, 2021	Period Ended March 31, 2022	Year Ended September 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$160,153	$226,976	$1,681,736	$2,011,501
Net realized gain (loss)	586,328	832,215	(2,707,136)	3,567,957
Net change in unrealized appreciation (depreciation)	(589,053)	1,569,691	(724,701)	2,278,041
Net increase (decrease) in net assets resulting from operations	157,428	2,628,882	(1,750,101)	7,857,499
Distributions to shareholders from:
Distributable earnings	(1,104,550)	(360,080)	(3,150,000)	(1,260,000)

Share transactions**:
Proceeds from sale of shares	—	7,288,863	18,714,959	12,422,953
Cost of shares redeemed	—	—	(3,269,926)	—
Increase in net assets resulting from share transactions	—	7,288,863	15,445,033	12,422,953
Total increase (decrease) in net assets	(947,122)	9,557,665	10,544,932	19,020,452
Net Assets, beginning of period	19,210,000	9,652,335	70,436,829	51,416,377
Net Assets, end of period	$18,262,878	$19,210,000	$80,981,761	$70,436,829
**Shares of Common Stock Issued (no par value)
Shares sold	—	200,000	550,000	350,000
Shares redeemed	—	—	(100,000)	—
Net increase	—	200,000	450,000	350,000

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat ETF		Social Sentiment ETF
	Period Ended March 31, 2022	Year Ended September 30, 2021	Period Ended March 31, 2022	Period Ended September 30, 2021 (a)
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$43,412,124	$72,415,469	$(100,821)	$(314,808)
Net realized gain (loss)	486,522,071	787,975,019	(16,297,714)	6,566,363
Net change in unrealized appreciation (depreciation)	(324,960,430)	424,479,685	(17,318,028)	1,155,660
Net increase (decrease) in net assets resulting from operations	204,973,765	1,284,870,173	(33,716,563)	7,407,215
Distributions to shareholders from:
Distributable earnings	(77,004,720)	(58,997,340)	—	—

Share transactions*:
Proceeds from sale of shares	2,706,271,881	4,832,747,019	68,929,505	670,932,819
Cost of shares redeemed	(2,200,239,283)	(2,857,369,614)	(123,068,352)	(485,405,823)
Increase (decrease) in net assets resulting from share transactions	506,032,598	1,975,377,405	(54,138,847)	185,526,996
Total increase (decrease) in net assets	634,001,643	3,201,250,238	(87,855,410)	192,934,211
Net Assets, beginning of period	6,599,217,384	3,397,967,146	192,934,211	—
Net Assets, end of period	$7,233,219,027	$6,599,217,384	$105,078,801	$192,934,211
*Shares of Common Stock Issued (no par value)
Shares sold	36,600,000	68,550,000	2,875,000	27,525,000
Shares redeemed	(29,700,000)	(40,700,000)	(5,275,000)	(19,700,000)
Net increase (decrease)	6,900,000	27,850,000	(2,400,000)	7,825,000

(a)	For the period March 3, 2021 (commencement of operations) through September 30, 2021.

See Notes to Financial Statements

28

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Inflation Allocation ETF(a)
			Year Ended September 30,
	Period Ended March 31, 2022		2021	2020	2019	Period Ended September 30, 2018(b)
	(unaudited)
Net asset value, beginning of period	$25.47		$20.15	$25.25	$25.39	$25.18
Net investment income (c)	1.83		0.14	0.45	0.31	0.10
Net realized and unrealized gain (loss) on investments	2.83		6.57	(4.94)	(0.31)	0.11
Total from investment operations	4.66		6.71	(4.49)	—	0.21
Distributions from:
Net investment income	(2.16)		(1.39)	(0.61)	(0.14)	—
Net asset value, end of period	$27.97		$25.47	$20.15	$25.25	$25.39
Total return (d)	19.39	%(e)	34.11%	(18.32)%	0.02%	0.83	%(e)

Ratios to average net assets
Gross expenses (f)	0.81	%(g)	1.60%	1.12%	0.93%	1.57	%(g)
Net expenses (f)	0.55	%(g)	0.56%	0.55%	0.55%	0.55	%(g)
Net expenses excluding interest and taxes (f)	0.55	%(g)	0.55%	0.55%	0.55%	0.55	%(g)
Net investment income (f)	13.93	%(g)	0.58%	1.97%	1.23%	0.78	%(g)
Supplemental data
Net assets, end of period (in millions)	$80		$17	$9	$30	$15
Portfolio turnover rate (h)	16	%(e)	76%	195%	449%	130	%(e)

(a)	Consolidated Financial Highlights
(b)	For the period April 9, 2018 (commencement of operations) through September 30, 2018.
(c)	Calculated based upon average shares outstanding
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

29

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long/Flat Trend ETF
			Year Ended September 30,
	Period Ended March 31, 2022		2021	2020	2019	Period Ended September 30, 2018(a)
	(unaudited)
Net asset value, beginning of period	$39.96		$31.55	$28.02	$28.24	$25.03
Net investment income (b)	0.18		0.34	0.40	0.39	0.42
Net realized and unrealized gain (loss) on investments	2.10		8.78	3.56 (c)	(0.35)	2.89
Total from investment operations	2.28		9.12	3.96	0.04	3.31
Distributions from:
Net investment income	(0.16)		(0.71)	(0.43)	(0.26)	(0.10)
Net asset value, end of period	$42.08		$39.96	$31.55	$28.02	$28.24
Total return (d)	5.68	%(e)	29.29%	14.22%	0.29%	13.25	%(e)

Ratios to average net assets
Gross expenses (f)	0.71	%(g)	0.82%	0.76%	0.69%	0.86	%(g)
Net expenses (f)	0.55	%(g)	0.55%	0.55%	0.57%	0.56	%(g)
Net expenses excluding interest and taxes (f)	0.55	%(g)	0.55%	0.55%	0.55%	0.55	%(g)
Net investment income (f)	0.86	%(g)	0.91%	1.38%	1.47%	1.58	%(g)
Supplemental data
Net assets, end of period (in millions)	$43		$41	$32	$66	$52
Portfolio turnover rate (h)	0	%(e)	1%	0%	59%	28	%(e)

(a)	For the period October 4, 2017 (commencement of operations) through September 30, 2018.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

30

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Durable Dividend ETF
			Year Ended September 30,
	Period Ended March 31, 2022		2021	2020	Period Ended September 30, 2019(a)
	(unaudited)
Net asset value, beginning of period	$30.59		$26.78	$28.24	$25.36
Net investment income (b)	0.51		1.01	0.92	0.75
Net realized and unrealized gain (loss) on investments	1.92		3.71	(1.28)	2.62
Total from investment operations	2.43		4.72	(0.36)	3.37
Distributions from:
Net investment income	(0.51)		(0.91)	(0.90)	(0.49)
Net realized capital gains	—		—	(0.20)	—
Total distributions	(0.51)		(0.91)	(1.10)	(0.49)
Net asset value, end of period	$32.51		$30.59	$26.78	$28.24
Total return (c)	8.01	%(d)	17.89%	(1.26)%	13.41	%(d)

Ratios to average net assets
Gross expenses (e)	0.29	%(f)	0.53%	0.73%	1.14	%(f)
Net expenses (e)	0.29	%(f)	0.29%	0.29%	0.29	%(f)
Net investment income	3.27	%(f)	3.38%	3.44%	3.00	%(f)
Supplemental data
Net assets, end of period (in millions)	$63		$51	$33	$18
Portfolio turnover rate (g)	22	%(d)	50%	67%	94	%(d)

(a)	For the period October 30, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after September 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

31

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar ESG Moat ETF

	Period Ended March 31, 2022(a)
	(unaudited)
Net asset value, beginning of period	$25.05
Net investment income (b)	0.11
Net realized and unrealized loss on investments	(0.45)
Total from investment operations	(0.34)
Distributions from:
Net investment income	(0.05)
Net asset value, end of period	$24.66
Total return (c)	(1.38	)%(d)

Ratios to average net assets
Gross expenses	6.56	%(e)
Net expenses	0.49	%(e)
Net investment income	0.87	%(e)
Supplemental data
Net assets, end of period (in millions)	$2
Portfolio turnover rate (f)	23	%(d)

(a)	For the period October 6, 2021 (commencement of operations) through March 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

32

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Global Wide Moat ETF
			Year Ended September 30,
	Period Ended March 31, 2022		2021	2020	Period Ended September 30, 2019(a)
	(unaudited)
Net asset value, beginning of period	$38.42		$32.17	$28.97	$25.30
Net investment income (b)	0.32		0.54	0.46	0.47
Net realized and unrealized gain on investments	—		6.74	3.47	3.31
Total from investment operations	0.32		7.28	3.93	3.78
Distributions from:
Net investment income	(0.55)		(0.43)	(0.34)	(0.11)
Net realized capital gains	(1.66)		(0.60)	(0.39)	—
Total distributions	(2.21)		(1.03)	(0.73)	(0.11)
Net asset value, end of period	$36.53		$38.42	$32.17	$28.97
Total return (c)	0.66	%(d)	22.99%	13.70%	15.01	%(d)

Ratios to average net assets
Gross expenses	0.94	%(e)	1.20%	2.04%	2.50	%(e)
Net expenses	0.52	%(e)	0.52%	0.52%	0.56	%(e)
Net expenses excluding interest and taxes	0.52	%(e)	0.52%	0.52%	0.52	%(e)
Net investment income	1.70	%(e)	1.44%	1.54%	1.86	%(e)
Supplemental data
Net assets, end of period (in millions)	$18		$19	$10	$6
Portfolio turnover rate (f)	32	%(d)	74%	68%	71	%(d)

(a)	For the period October 30, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

33

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar International Moat ETF
			Year Ended September 30,

	Period Ended March 31, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$33.54		$29.38	$30.57	$33.13	$35.49	$28.34
Net investment income (a)	0.76		1.07	0.62	1.00	0.91	0.93
Net realized and unrealized gain (loss) on investments	(1.04)		3.81	(0.56)	(2.50)	(1.27)	6.59
Total from investment operations	(0.28)		4.88	0.06	(1.50)	(0.36)	7.52
Distributions from:
Net investment income	(1.50)		(0.72)	(1.25)	(1.06)	(0.98)	(0.37)
Net realized capital gains	—		—	—	—	(1.02)	—
Total distributions	(1.50)		(0.72)	(1.25)	(1.06)	(2.00)	(0.37)
Net asset value, end of period	$31.76		$33.54	$29.38	$30.57	$33.13	$35.49
Total return (b)	(0.88	)%(c)	16.64%	(0.14)%	(4.25)%	(1.14)%	26.91%

Ratios to average net assets
Gross expenses	0.65	%(d)	0.76%	0.76%	0.69%	0.72%	0.84%
Net expenses	0.57	%(d)	0.57%	0.58%	0.57%	0.57%	0.56%
Net expenses excluding interest and taxes	0.56	%(d)	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	4.64	%(d)	3.09%	2.10%	3.26%	2.67%	2.92%
Supplemental data
Net assets, end of period (in millions)	$81		$70	$51	$83	$89	$82
Portfolio turnover rate (e)	53	%(c)	110%	94%	85%	112%	129%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

34

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat ETF
			Year Ended September 30,

	Period Ended March 31, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$73.28		$54.63	$50.13	$46.73	$40.33	$34.01
Net investment income (a)	0.46		0.96	0.92	0.89	0.73	0.53
Net realized and unrealized gain on investments	1.69		18.59	4.30	3.25	6.13	6.20
Total from investment operations	2.15		19.55	5.22	4.14	6.86	6.73
Distributions from:
Net investment income	(0.82)		(0.90)	(0.72)	(0.74)	(0.46)	(0.41)
Net asset value, end of period	$74.61		$73.28	$54.63	$50.13	$46.73	$40.33
Total return (b)	2.91	%(c)	36.11%	10.40%	9.21%	17.11%	19.96%

Ratios to average net assets
Expenses	0.46	%(d)	0.46%	0.47%	0.48%	0.49%	0.48%
Net investment income	1.24	%(d)	1.40%	1.77%	1.90%	1.69%	1.42%
Supplemental data
Net assets, end of period (in millions)	$7,233		$6,599	$3,398	$2,486	$1,570	$1,286
Portfolio turnover rate (e)	23	%(c)	47%	48%	58%	56%	53%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

35

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Social Sentiment ETF

	Period Ended March 31, 2022		Period Ended September 30, 2021(a)
	(unaudited)
Net asset value, beginning of period	$24.66		$25.00
Net investment loss (b)	(0.02)		(0.03)
Net realized and unrealized loss on investments	(5.27)		(0.31	)(c)
Total from investment operations	(5.29)		(0.34)
Net asset value, end of period	$19.37		$24.66
Total return (d)	(21.44	)%(e)	(1.38	)%(e)

Ratios to average net assets
Expenses	0.75	%(f)	0.75	%(f)
Net investment loss	(0.14	)%(f)	(0.20	)%(f)
Supplemental data
Net assets, end of period (in millions)	$105		$193
Portfolio turnover rate (g)	132	%(e)	161	%(e)

(a)	For the period March 3, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

36

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Inflation Allocation ETF	Non-Diversified
Long/Flat Trend ETF	Diversified
Morningstar Durable Dividend ETF	Diversified
Morningstar ESG Moat ETF	Non-Diversified
Morningstar Global Wide Moat ETF	Diversified
Morningstar International Moat ETF	Diversified
Morningstar Wide Moat ETF	Diversified
Social Sentiment ETF	Non-Diversified

Each Fund, except for Inflation Allocation ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Using a proprietary, rules-based real asset allocation model, the Inflation Allocation ETF seeks to achieve its investment objective by investing primarily in exchange traded products (“ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof.

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for Inflation Allocation ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”) serves as the investment adviser to Inflation Allocation ETF and its Subsidiary. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset
37

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

value and are considered as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Inflation Allocation ETF invests in certain ETPs through the Real Asset Allocation Subsidiary (the “Subsidiary”), a wholly-owned subsidiary organized under the laws of the Cayman Islands. The Fund’s investment in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Morningstar Durable Dividend ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined
38

in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at March 31, 2022, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investment in underlying funds may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data provided by the underlying funds if actual amounts are not available. After each calendar year end, the underlying funds report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2023, to waive management fees and assume expenses to

39

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the following table.

The management fee rates and expense limitations for the period ended March 31, 2022, are as follows:

	Management	Expense
Fund	Fees	Limitations
Inflation Allocation ETF	0.50%	0.55%
Long/Flat Trend ETF	0.50	0.55
Morningstar ESG Moat ETF	0.45	0.49
Morningstar Global Wide Moat ETF	0.45	0.52
Morningstar International Moat ETF	0.50	0.56
Morningstar Wide Moat ETF	0.45	0.49

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the period ended March 31, 2022, the Adviser waived management fees of $20,659 due to such investments held in the Inflation Allocation ETF.

The Funds listed below utilize a unitary management fee structure where the Adviser will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

Unitary
Management
Fund	Fee Rate
Morningstar Durable Dividend ETF	0.29%
Social Sentiment ETF	0.75

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At March 31, 2022, the Adviser owned approximately 8% of Morningstar Durable Dividend ETF and 67% of Morningstar ESG Moat ETF.

Note 4—Capital Share Transactions—As of March 31, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees on the purchase or redemption of

40

Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended March 31, 2022, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Inflation Allocation ETF*	$13,202,141	$5,705,912	$52,012,272	$—
Long/Flat Trend ETF	—	—	15,768,685	16,162,237
Morningstar Durable Dividend ETF	11,999,761	12,045,214	22,125,570	14,215,844
Morningstar ESG Moat ETF	450,482	504,355	2,549,718	598,281
Morningstar Global Wide Moat ETF	6,096,657	7,007,401	—	—
Morningstar International Moat ETF	38,484,184	38,459,517	16,541,576	2,917,456
Morningstar Wide Moat ETF	1,636,154,756	1,676,044,969	2,706,860,006	2,187,133,860
Social Sentiment ETF	195,192,369	194,990,534	68,967,965	123,224,909

*	Represents consolidated cost of investments purchased and proceeds from investments sold.

Note 6—Income Taxes—As of March 31, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

		Gross	Gross	Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Inflation Allocation ETF	$81,130,559	$6,008,587	$(37,130)	$5,971,457
Long/Flat Trend ETF	37,813,594	5,222,098	–	5,222,098
Morningstar Durable Dividend ETF	59,004,154	4,635,485	(1,420,149)	3,215,336
Morningstar ESG Moat ETF	1,920,251	58,773	(135,485)	(76,712)
Morningstar Global Wide Moat ETF	15,941,090	2,730,889	(401,546)	2,329,343
Morningstar International Moat ETF	82,026,496	4,463,537	(4,843,773)	(380,236)
Morningstar Wide Moat ETF	7,048,913,127	441,015,271	(258,506,804)	182,508,467
Social Sentiment ETF	130,502,040	4,930,001	(26,280,247)	(21,350,246)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2021, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Short-Term	Long-Term
	Capital Losses	Capital Losses
Fund	with No Expiration	with No Expiration	Total
Inflation Allocation ETF	$(8,907,362)	$–	$(8,907,362)
Long/Flat Trend ETF	(2,767,138)	(84,444)	(2,851,582)
Morningstar Durable Dividend ETF	(3,280,928)	(1,107,908)	(4,388,836)
Morningstar International Moat ETF	(1,121,585)	(6,313,885)	(7,435,470)
Morningstar Wide Moat ETF	(241,017,667)	(118,878,972)	(359,896,639)
Social Sentiment ETF	(24,826,598)	–	(24,826,598)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

41

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Long/Flat Trend ETF may invest in shares of other funds, including ETFs that track the S&P 500 Index. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Fund’s shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

Inflation Allocation ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund. In addition, the Fund may gain exposure to the cryptocurrency Bitcoin by investing in pooled investment vehicles that invest in Bitcoin, which generally operates without central authority (such as a bank) and is not backed by any government; nor is it legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrencies, and regulation in the United States is still developing. Cryptocurrencies are susceptible to theft, loss and destruction. Accordingly, the Fund’s indirect investment in Bitcoin is also susceptible to these risks. Cryptocurrency exchanges have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches, hackers or malware, which may also affect the price of Bitcoin and thus the Fund’s indirect investment in Bitcoin.

Social Sentiment ETF may concentrate its investment in the information technology and communication services sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of these sectors. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement. The index provider relies on social media analytics, which are relatively new and untested. Investing in companies based on social media analytics involves the potential risk of market

42

manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a company stock or other investment. Furthermore, text and sentiment analysis of social media postings may prove inaccurate in predicting a company’s stock performance.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on October 1, 2021, for Morningstar Durable Dividend ETF. For this Fund, the liability of the Plan shown as “Deferred Trustee fees” in the Statements of Asset and Liabilities represents amounts accrued through September 30, 2021. Social Sentiment ETF commenced operations with a unitary management fee and therefore bears no costs or liabilities relative to the Plan.

For Inflation Allocation ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, and Morningstar Wide Moat ETF, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at March 31, 2022, is presented on a gross basis in the Schedules of Investments and Statements of Assets

43

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2022:

	Market Value
	of Securities	Cash	Non-Cash	Total
Fund	on Loan	Collateral	Collateral	Collateral
Inflation Allocation ETF	$18,993,329	$7,517,472	$12,357,648	$19,875,120
Morningstar Global Wide Moat ETF	340,555	–	366,388	366,388
Morningstar International Moat ETF	4,833,388	896,745	4,431,187	5,327,932
Morningstar Wide Moat ETF	79,373,415	261	83,629,049	83,629,310
Social Sentiment ETF	9,721,652	3,815,936	6,418,215	10,234,151

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2022:

Gross Amount of
Recognized Liabilities
for Securities Lending
Transactions* in the
Statements of Assets
and Liabilities
Fund	Equity Securities
Inflation Allocation ETF	$7,517,472
Morningstar International Moat ETF	896,745
Morningstar Wide Moat ETF	261
Social Sentiment ETF	3,815,936

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2022, the following Funds borrowed under this Facility:

		Average
	Days	Daily	Average
Fund	Outstanding	Loan Balance	Interest Rate
Inflation Allocation ETF	15	$520,551	1.50%
Morningstar Durable Dividend ETF	66	109,487	1.43
Morningstar Global Wide Moat ETF	8	59,470	1.68
Morningstar International Moat ETF	169	277,279	1.45
Morningstar Wide Moat ETF	65	7,564,242	1.47
Social Sentiment ETF	17	186,342	1.59

Outstanding loan balances as of March 31, 2022, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

44

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2021 to December 31, 2021 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

45

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	STRATSAR

SEMI-ANNUAL REPORT March 31, 2022 (unaudited)

ENERGY INCOME ETF	EINC®

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of March 31, 2022.

VANECK ENERGY INCOME ETF

PRESIDENT’S LETTER

March 31, 2022 (unaudited)

Dear Fellow Shareholders:

The world has certainly changed since I wrote you at the end of September 2021. Our market outlook then was: growth investments (including crypto) were overvalued, value (especially commodity equities) was attractive and the U.S. Federal Reserve (Fed) would tap the brakes and not slam them so as to precipitate a recession. And that stocks would be “OK” in 2022. My view has not changed much.

The Economy

The global economy remains “hot”, fueled by the biggest stimulus seen since WWII. While commodity price inflation matters, the real concern about inflation and financial markets is wage inflation, a key driver of persistent inflation. It tends to be longer-lasting and may affect long-term interest rates. I believe that the tight labor conditions we have today will persist, even as the economy slows down, and we won’t really know the answer to the inflation-persistency question until the second half of 2022.

While China has been a large driver of global growth over the past 20 years, its economy has slowed. The jury remains out on just how long China’s slow-down may last and its depth. The question, then, is will Chinese policymakers stimulate the economy if growth slows too much? And, if they do, will they stimulate enough to keep being a driver of global growth.

Turning to the Fed, the question revolves around its possible actions. Short term, markets do not like Fed uncertainty and may continue to correct. However, I do not think the Fed will hit the brakes too hard by raising rates further than they have already indicated. If market seizes up, though, we may see positive Fed statements and a relief rally. We live in an era in which the Fed keeps an eye on the financial markets. We still see little reason why that would change.

Multi-Year Investment Themes

We continue to focus on two multi-year investment themes.

Energy and crypto were two of the best performing assets in 2021 and are two of the most interesting multi-year investment themes.

The first theme is the energy transition away from fossil fuels. We see this not only as being driven by government policy, but also by innovation in the private sector. In our resources portfolios, we’re looking for disruptive companies in the sectors that need to be more energy efficient. One is agriculture (which emits about as much CO2 as the energy sector). AgTech businesses are embracing technology to modernize agriculture, leading to higher crop yields, safer crop chemicals and other innovations in food production to provide healthy diets for the world’s growing population.

As the economy and demand for commodities grows, increasing supply has become harder. This is in part due to environmental, social and governance (ESG) policies in place, causing “greenflation” and a multi-year trend of price pressure. Finding supply sources like new copper, lithium or gold mines is harder because of, to a certain extent, the environmental impact of these activities. I think this supply issue will continue to underpin commodity prices, and this is why I believe that commodity equities remain an interesting investment that people should have in their portfolios.

The second theme is crypto, in particular, the use of blockchain in a large variety of industries and most especially in the field of “smart contracts.” New open source database technology is enabling incredibly rapid adoption and at much lower cost than traditional companies using prior generation technology. The fintech revolution that goes hand in hand with crypto is something we find really exciting. Of course, as with all growth, there are some over-valued companies, but we think it’s another interesting multi-year trend that investors should consider.

3

VANECK ENERGY INCOME ETF

PRESIDENT’S LETTER

(unaudited) (continued)

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each the funds for the six month period ended March 31, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

April 6, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

4

VANECK ENERGY INCOME ETF

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2021 to March 31, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2021 - March 31, 2022(a)
Actual	$1,000.00	$1,213.60	0.46%	$2.54
Hypothetical(b)	$1,000.00	$1,022.64	0.46%	$2.32

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
5

VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 76.3%
Energy: 76.3%
Antero Midstream Corp.	89,521	$973,093
Archrock, Inc.	26,346	243,174
Cheniere Energy, Inc.	12,926	1,792,190
CNX Resources Corp. *	37,948	786,282
DT Midstream, Inc.	23,192	1,258,398
Enbridge, Inc.	52,374	2,413,918
EnLink Midstream LLC	61,611	594,546
Equitrans Midstream Corp.	87,538	738,821
Gibson Energy, Inc.	41,998	840,195
Hess Midstream LP	8,453	253,590
Keyera Corp.	55,315	1,402,178
Kinder Morgan, Inc.	110,256	2,084,941
ONEOK, Inc.	23,839	1,683,749
Pembina Pipeline Corp.	39,921	1,501,029
Plains GP Holdings LP	54,933	634,476
Targa Resources Corp.	19,017	1,435,213
TC Energy Corp.	41,496	2,341,204
The Williams Companies, Inc.	57,743	1,929,194
Total Common Stocks (Cost: $18,769,396)		22,906,191
	Number of Shares	Value
MASTER LIMITED PARTNERSHIPS: 23.6%
Energy: 23.6%
Crestwood Equity Partners LP	9,169	$274,336
DCP Midstream LP	8,928	299,624
Energy Transfer LP	127,623	1,428,101
Enterprise Products Partners LP	51,597	1,331,719
Genesis Energy LP	6,769	79,265
Holly Energy Partners LP	4,517	79,906
Magellan Midstream Partners LP	24,064	1,180,820
MPLX LP	34,317	1,138,638
NuStar Energy LP	7,572	109,188
Plains All American Pipeline LP	46,897	504,612
Shell Midstream Partners LP	13,745	195,454
Western Midstream Partners LP	18,199	458,979
Total Master Limited Partnerships (Cost: $6,234,558)		7,080,642
Total Investments: 99.9% (Cost: $25,003,954)		29,986,833
Other assets less liabilities: 0.1%		23,654
NET ASSETS: 100.0%		$30,010,487

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$29,986,833

The summary of inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$22,906,191	$—	$—	$22,906,191
Master Limited Partnerships *	7,080,642	—	—	7,080,642
Total Investments	$29,986,833	$—	$—	$29,986,833

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

6

VANECK ENERGY INCOME ETF

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2022 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$29,986,833
Receivables:
Shares of beneficial interest sold	1,614,450
Dividends and interest	59,916
Federal and State Income Taxes	41,381
Total assets	31,702,580
Liabilities:
Payables:
Investment securities purchased	1,614,519
Due to Adviser	10,496
Due to custodian	67,078
Total liabilities	1,692,093
NET ASSETS	$30,010,487
Shares outstanding	464,720
Net asset value, redemption and offering price per share	$64.58
Net Assets consist of:
Aggregate paid in capital	$46,111,071
Total distributable earnings (loss)	(16,100,584)
NET ASSETS	$30,010,487
(1) Cost of investments - Unaffiliated issuers	$25,003,954

See Notes to Financial Statements

7

VANECK ENERGY INCOME ETF

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2022 (unaudited)

Income:
Dividends (net of foreign taxes withheld $33,563)	$478,878
Distributions from master limited partnerships	273,293
Interest	8
Less: return of capital distributions	(539,162)
Total income	213,017
Expenses:
Management fees	58,411
Interest and taxes	826
Total expenses	59,237

Net investment income	153,780
Net realized gain on:
Investments	746,245
In-kind redemptions	476,940
Foreign currency transactions and foreign denominated assets and liabilities	292
Net realized gain	1,223,477
Net change in unrealized appreciation (depreciation) on:
Investments	3,476,279
Foreign currency transactions and foreign denominated assets and liabilities	(273)
Net change in unrealized appreciation (depreciation)	3,476,006
Net Increase in Net Assets Resulting from Operations	$4,853,263

See Notes to Financial Statements

8

VANECK ENERGY INCOME ETF

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended
	Period Ended	September 30,
	March 31, 2022	2021
	(unaudited)
Operations:
Net investment income	$153,780	$597,470
Net realized gain	1,223,477	1,631,575
Net change in unrealized appreciation (depreciation)	3,476,006	10,387,964
Net increase in net assets resulting from operations	4,853,263	12,617,009
Distributions to shareholders from:
Distributable earnings	(191,407)	(659,351)
Return of capital	(324,730)	(850,413)
Total distributions	(516,137)	(1,509,764)
Share transactions*:
Proceeds from sale of shares	4,446,146	2,332,086
Cost of shares redeemed	(2,629,376)	(9,804,516)
Increase (decrease) in net assets resulting from share transactions	1,816,770	(7,472,430)
Total increase in net assets	6,153,896	3,634,815
Net Assets, beginning of period	23,856,591	20,221,776
Net Assets, end of period	$30,010,487	$23,856,591
* Shares of Common Stock Issued (no par value):
Shares sold	75,000	50,000
Shares redeemed	(50,000)	(200,000)
Net increase (decrease)	25,000	(150,000)

See Notes to Financial Statements

9

VANECK ENERGY INCOME ETF

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

				Period		Year Ended November 30,
	Period			Ended
	Ended		Year Ended	September
	March 31,		September	30,
	2022		30, 2021	2020(a)(b)		2019		2018		2017
	(unaudited)
Net asset value, beginning of period	$54.25		$34.29	$51.20		$58.32		$68.49		$76.29
Net investment income (loss) (c)	0.34		1.15	0.76		(0.39)		0.09		0.42
Net realized and unrealized gain (loss) on investments	11.07		21.90	(15.58)		(1.42)		(4.44)		(2.25)
Total from investment operations	11.41		23.05	(14.82)		(1.81)		(4.35)		(1.83)
Distributions from:
Net investment income	(0.39)		(1.37)	—		(1.77)		—		—
Return of capital distribution	(0.69)		(1.72)	(2.09)		(3.54)		(5.82)		(5.97)
Total distributions	(1.08)		(3.09)	(2.09)		(5.31)		(5.82)		(5.97)
Net asset value, end of period	$64.58		$54.25	$34.29		$51.20		$58.32		$68.49
Total return (d)	21.36	%(e)	68.88%	(29.74	)%(e)	(3.66)%		(7.16)%		(2.67)%
Ratios to average net assets
Expenses	0.46	%(f)	0.46%	0.45	%(f)(g)	1.41	%(h)	0.73	%(i)	0.86	%(j)
Expenses excluding interest and taxes	0.45	%(f)	0.45%	0.45	%(f)(g)	1.41	%(h)	0.73	%(i)	0.86	%(j)
Net investment income (loss)	1.18	%(f)	2.43%	2.17	%(f)(k)	(0.68	)%(h)	0.13	%(i)	0.55	%(j)

Supplemental data
Net assets, end of period (in millions)	$30		$24	$20		$52		$45		$64
Portfolio turnover rate(l)	14	%(e)	24%	24	%(e)	106%		34%		40%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 9). Per share data has been adjusted to reflect the reverse share split.
(b)	The Fund changed is fiscal year-end from November 30 to September 30.
(c)	Calculated based upon average shares outstanding
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been higher.
(h)	Includes income tax expense of 0.59% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(i)	Includes income tax benefit of 0.11% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(j)	Includes income tax expense of 0.04% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(k)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been lower.
(l)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

10

VANECK ENERGY INCOME ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

The financial statements relate to the Energy Income ETF (the “Fund”). The Fund seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the MVIS® North America Energy Infrastructure Index (the “Index”). The Fund is classified as “non-diversified”. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Fund.

Effective December 2, 2019, the Fund’s federal tax status changed from a taxable C-corporation into a regulated investment company (“RIC”) and the unitary management fee rate changed from 0.82% to 0.45%.

In September 2020, the Board of Trustees (the “Board”) approved changing the Fund’s fiscal year-end from November 30 to September 30.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Return of Capital Estimates—Distributions received by the Fund generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available to the Fund and other industry sources. These estimates may subsequently be revised based on information received from Master Limited Partnerships (“MLPs”) after the MLP’s tax reporting periods are concluded.

B.	Master Limited Partnerships— Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund invests a portion of its total assets in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rent, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). The Fund invests the remainder of its assets in MLPs that are treated as C corporations for tax purposes.

C.	Security Valuation— The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Board.
11

VANECK ENERGY INCOME ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

D.	Federal Income Taxes— It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E.	Distributions to Shareholders— Dividends to shareholders from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated
12

assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

G.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.45% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

The Adviser agreed to reimburse the Fund for any differences between the estimated and actual taxes remaining from its prior treatment as a C corporation. These amounts are reflected in the Financial Highlights.

Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4— Capital Share Transactions — As of March 31, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Fund generally consists of the in-kind contribution or distribution of securities constituting the Fund’s underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Fund may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Fund, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Fund may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statement of Changes in Net Assets.

13

VANECK ENERGY INCOME ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 5—Investments— For the period ended March 31, 2022, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

		In-Kind Capital Share Transactions
Purchases	Sales	Purchases	Sales
$4,420,366	$3,725,453	$4,446,119	$2,629,363

Note 6—Income Taxes— Beginning December 2, 2019, the Fund changed its investment objective such that it is now the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to RICs. As a result, the Fund generally will not pay corporate level taxes on its income and capital gains that are distributed to shareholders.

As of March 31, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

	Gross	Gross	Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$23,615,475	$6,747,580	$(376,222)	$6,371,358

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2021, the Fund had the following capital loss carryforwards available to offset future capital gains:

	Short-Term Capital	Long-Term Capital	Total Capital
Year of Expiration	Losses	Losses	Losses
9/30/2022	$(12,847,636)	$–	$(12,847,636)
9/30/2023	(6,679,603)	–	(6,679,603)
9/30/2024	(1,612,600)	–	(1,612,600)
No expiration	(1,084,464)	(371,066)	(1,455,530)
Total	$(22,224,303)	$(371,066)	$(22,595,369)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. In addition, to the extent that the Fund is concentrated in a particular sector or industry, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

14

Under normal circumstances, the Fund invests in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s Investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Fund as directed by the Trustees. The Adviser is responsible for paying the expenses associated with the Plan.

Note 9—Share Split— The Fund executed a 1-for-3 reverse share split for shareholders of record before the open of markets on April 15, 2020.

Note 10—Bank Line of Credit—The Fund, along with other funds of the Trust, may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. The Fund has agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2022, the Fund borrowed under this Facility:

Days	Average Daily	Average
Outstanding	Loan Balance	Interest Rate
78	$77,509	1.43%

The outstanding loan balance as of March 31, 2022, if any, is reflected in the Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

15

VANECK ENERGY INCOME ETF

FUND’S LIQUDITY RISK MANAGEMENT PROGRAM

March 31, 2022 (unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2021 to December 31, 2021 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

16

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333

EINCSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date June 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date June 8, 2022

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date June 8, 2022